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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2004 Annual Report

INDEX FUNDS

First American Index Funds

An index fund is a mutual fund that seeks to mirror, as closely as possible, the returns of a market index. It does so by purchasing almost all of the holdings in the index in roughly the same percentages. An equity index measures the collective value of a group of stocks in a specific segment of the marketplace. The most commonly known market index is the S&P 500 Index.

TABLE OF CONTENTS

Message to Shareholders
Report of Independent Registered Public Accounting Firm
Schedule of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Notice to Shareholders

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS  November 15, 2004

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2004.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier
Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Investment Funds, Inc.	First American Investment Funds, Inc.

Equity Index fund

Investment Objective: to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500 Composite Index)

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Equity Index Fund, Class Y shares, returned 13.45% for the fiscal year ended September 30, 2004 (Class A shares returned 13.12% at net asset value). By comparison, the Fund's benchmark, the Standard and Poor's 500 Composite Index*, returned 13.87% for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid- capitalization stocks generally outperformed large- capitalization stocks as they were more leveraged to the improving economy. The same held true for value strategies vs. growth strategies. The Standard and Poor's 500 Composite Index, constructed of large-cap stocks, lagged slightly behind the mid- and small-cap indexes, but still experienced positive returns of more than 13%. Because the Index reflects nearly a 50% value, 50% growth split, the Index maintains steadier performance during outperformance in either style.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways" – to neither grow nor decline much.

Top 10 Companies as of September 30, 2004[1] (% of net assets)
General Electric	3.4%
Exxon Mobil	3.0%
Microsoft	2.9%
Pfizer	2.2%
Citigroup	2.2%
Wal-Mart Stores	2.2%
Bank of America	1.7%
American International Group	1.7%
Johnson & Johnson	1.6%
IBM	1.4%

Fund Overview

The Fund is invested to replicate the Standard and Poor's 500 Stock Index as closely as possible with consideration to turnover costs and fees. As a result, the Fund performed very similarly to that Index. The Index includes 500 leading companies in the leading industries of the U.S. economy and covers about 80% of the dollar value of stocks in the U.S. market. The Fund strives to reflect the changes to the Index with sensitivity to turnover costs.

Like the Index, the Fund benefited from a 3% allocation to the materials sector as the demand for products produced by the companies in this sector grew with the surging economy. A 7% weighting in the energy sector was also a contributor to performance as the demand for energy outstripped the normal supply during increased construction over the last year and increased production of goods and services. As consumers spent more money and companies grew, the Fund benefited from its 11% position in the consumer discretionary sector. The Fund had a 12% position in industrials, which also had a positive effect on performance.

The technology sector for large-capitalization companies was weaker than investors hoped for. The Fund had a 16% weighting in that sector, in line with the benchmark, which detracted from the Fund's performance. For the next fiscal year, we believe that large-cap stocks will continue to be an important part of a diversified portfolio.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Sector Allocation as of September 30, 2004[1] (% of net assets)
Sector	Fund[2]	S&P 500 Composite Index[3]
Financials	20.5%	20.6%
Information Technology	16.3%	15.7%
Healthcare	12.9%	13.1%
Industrials	11.5%	11.7%
Consumer Staples	10.6%	10.7%
Consumer Discretionary	10.4%	11.1%
Energy	7.3%	7.4%
Telecommunication Services	3.7%	3.7%
Materials	3.1%	3.1%
Utilities	2.8%	2.9%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

2The percentages shown represent the allocation by industry as a percent of net assets of the Fund.

3The percentages shown represent the percent allocation by industry of the index.

FIRST AMERICAN FUNDS Annual Report 2004

Equity Index fund continued

Annualized Performance1  as of September 30, 2004

				Since Inception
	1 year	5 years	10 years	2/1/1999	9/24/2001
Average annual return with sales charge (POP)
Class A	6.89%	(3.04%)	9.81%	-	-
Class B	7.31%	(3.03%)	9.61%	-	-
Class C	11.28%	(2.66%)	-	(2.23%)	-
Average annual return without sales charge (NAV)
Class A	13.12%	(1.93%)	10.43%	-	-
Class B	12.31%	(2.66%)	9.61%	-	-
Class C	12.28%	(2.66%)	-	(2.23%)	-
Class R4	13.00%	-	-	-	4.68%
Class Y	13.45%	(1.68%)	10.71%	-	-
S&P 500 Composite Index[3]	13.87%	(1.31%)	11.08%	(0.87%)	5.31%

Value of a $10,000 Investment1, 2  as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

3  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

4  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Equity Index fund continued

Expense Example

As a shareholder of the Equity Index Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$994.80	$3.09
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.13
Class B Actual	$1,000.00	$991.50	$6.82
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.91
Class C Actual	$1,000.00	$991.50	$6.82
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.91
Class R Actual[2]	$1,000.00	$994.20	$3.72
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,021.27	$3.77
Class Y Actual	$1,000.00	$996.50	$1.85
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	$1.87

1Expenses are equal to the Fund's annualized expense ratio of 0.62%, 1.37%, 1.37%, 0.75%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

2Prior to July 1, 2004, Class R had a different expense ratio. Had the current expense ratio been in place for the most recent one-half year, the actual and hypothetical expenses would have been $4.34 and $4.39, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Mid Cap Index fund

Investment Objective: to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P MidCap 400 Index)

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Mid Cap Index Fund, Class Y shares, returned 16.97% for the fiscal year ended September 30, 2004 (Class A shares returned 16.80% at net asset value). By comparison, the Fund's benchmark, the Standard and Poor's MidCap 400 Index*, returned 17.55% for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid- capitalization stocks generally outperformed large- capitalization stocks as they were more leveraged to the improving economy. The Standard and Poor's MidCap 400 Index, constructed of stocks in the middle range of company size (companies with market capitalizations roughly in the range of $1 billion to $5 billion) reflected this as it returned more than 17% for the fiscal year. The same outperformance held true for value strategies vs. growth strategies. However, this did not add, or detract from the Index significantly, as it is positioned closely to a 50% growth, 50% value split.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways" – to neither grow nor decline much.

Fund Overview

The Fund is invested to replicate the Standard and Poor's MidCap 400 Index as closely as possible with consideration to turnover costs and fees. As a result, the Fund performed very similarly to the Index. The Index includes stocks that reflect the risk and return characteristics of the broader mid-cap universe. Mid-cap stocks are now being recognized as an independent asset class and this Index covers approximately 7% of the U.S. equities market.

Over the fiscal year, the largest contributor to performance for the Fund and the Index was the financials sector. Another contributor to performance was the consumer discretionary sector, which enjoyed strong returns as the economy expanded and consumers spent more money than they had in the last few years. Also, the Fund's allocation to the energy sector experienced a surge in returns as the demand for energy outstripped the supply.

The Fund's third largest sector allocation was to the information technology sector, which posted the least amount of return compared to the rest of the sectors. The telecommunications sector, which the Fund had a small position in, also experienced smaller returns compared to the other sectors in the Index. For the next fiscal year, we believe that mid-cap stocks will continue to be an important part of a diversified portfolio.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Companies as of September 30, 2004[1] (% of net assets)
Washington Post, Cl B	0.9%
XTO Energy	0.9%
Murphy Oil	0.8%
D.R. Horton	0.8%
Lennar	0.8%
Harmon International Industries	0.7%
L-3 Communications Holdings	0.7%
National Commerce Financial	0.7%
Weatherford International	0.7%
Fidelity National Financial	0.7%

Sector Allocation as of September 30, 2004[1] (% of net assets)
Sector	Fund[2]	S&P MidCap 400 Index[3]
Financials	18.8%	19.4%
Consumer Discretionary	18.2%	18.5%
Information Technology	14.1%	14.0%
Industrials	12.5%	12.7%
Healthcare	10.0%	10.2%
Energy	8.1%	8.3%
Utilities	6.7%	6.9%
Materials	4.8%	4.9%
Consumer Staples	4.4%	4.5%
Telecommunication Services	0.6%	0.6%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

2The percentages shown represent the allocation by industry as a percent of net assets of the Fund.

3The percentages shown represent the percent allocation by industry of the index.

FIRST AMERICAN FUNDS Annual Report 2004

Mid Cap Index fund continued

Annualized Performance1  as of September 30, 2004

		Since Inception
	1 year	11/4/1999	11/27/2000	9/24/2001
Average annual return with sales charge (POP)
Class A	10.41%	6.54%	-	-
Class B	10.88%	6.71%	-	-
Class C	14.83%	-	-	11.78%
Average annual return without sales charge (NAV)
Class A	16.80%	7.77%	-	-
Class B	15.88%	7.02%	-	-
Class C	15.83%	-	-	11.78%
Class R4	16.62%	-	4.38%	-
Class Y	16.97%	8.02%	-	-
S&P MidCap 400 Index[3]	17.55%	9.06%	5.49%	13.62%

Value of a $10,000 Investment1, 2  as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to increased volatility and more price fluctuation than large-capitalization companies.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the Mid Cap Index Fund became the successor fund by merging with the Firstar MidCap Index Fund, a series of the Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Index Fund.

2  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

3  An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million to measure the performance of the mid-range sector of the U.S. stock market.

4  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Mid Cap Index fund continued

Expense Example

As a shareholder of the Mid Cap Index Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$985.80	$3.72
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79
Class B Actual	$1,000.00	$981.80	$7.43
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57
Class C Actual	$1,000.00	$981.90	$7.43
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57
Class R Actual[2]	$1,000.00	$984.20	$4.34
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,020.62	$4.42
Class Y Actual	$1,000.00	$986.20	$2.48
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53

1Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.50%, 1.50%, 0.88%, and 0.50% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

2Prior to July 1, 2004, Class R had a different expense ratio. Had the current expense ratio been in place for the most recent one-half year, the actual and hypothetical expenses would have been $4.96 and $5.05, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index fund

Investment Objective: to provide investment results that correspond to the performance of the Russell 2000 Index

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Small Cap Index Fund, Class Y shares, returned 18.02% for the fiscal year ended September 30, 2004 (Class A shares returned 17.71% at net asset value). By comparison, the Fund's benchmark, the Russell 2000 Index*, returned 18.77% for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid- capitalization stocks generally outperformed large- capitalization stocks as they were more leveraged to the improving economy. The Russell 2000 Index, constructed of small-capitalization stocks, reflected this as it returned more than 18% for the year. The same outperformance held true for value strategies vs. growth. However, this did not add or detract from the Index significantly because every June the Index rebalances back to a 50% growth stocks and 50% value stocks strategy.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways" – to neither grow nor decline much. Regardless, the small-capitalization companies saw a surge in profits as the demand for materials and energy rose and the economy expanded.

Top 10 Companies as of September 30, 2004[1] (% of net assets)
Terex	0.2%
Valeant Pharmaceuticals International	0.2%
IMC Global	0.2%
Tesoro Petroleum	0.2%
Cytec Industries	0.2%
Energen	0.2%
Plains Exploration & Production	0.2%
Healthcare Realty Trust (REIT)	0.2%
BancorpSouth	0.2%
FMC	0.2%

Fund Overview

The Fund is invested to mirror the stocks of the Russell 2000 Index as closely as possible with sensitivity to turnover costs. As a result, the overall total return of the Fund for the fiscal year was very similar to that of the Index. Like the Index, the Fund benefited from its 15% weighting in the consumer discretionary sector as the economy was expanding and consumers spent more money during the fiscal year than they had in each of the past several years. In addition, the Fund's exposure to materials, with a 6% weighting, and to energy, with a 6% weighting, added to the positive return of the Fund during a time when the demand for materials and energy outstripped the supply. The largest contributor to performance was the financials sector. It was also the Fund's largest sector weighting at 22%.

The largest detractor from performance was the information technology sector. The Fund held a 17% position as the sector posted disappointing results across the market. (The small-cap stocks in that sector did fare better than the large-caps.) Another detractor was the telecommunication services sector, which returned slightly negative results. The Fund only held a 1% position in that sector. We believe that as the economy rolls into its next phase small-cap stocks will continue to be an important part of a diversified portfolio.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Sector Allocation as of September 30, 2004[1] (% of net assets)
Sector	Fund[2]	Russell 2000 Index[3]
Financials	22.2%	22.5%
Information Technology	16.8%	17.0%
Consumer Discretionary	14.7%	14.8%
Industrials	13.7%	14.0%
Healthcare	12.8%	12.9%
Materials	6.2%	6.3%
Energy	5.5%	5.5%
Utilities	3.3%	3.3%
Consumer Staples	2.7%	2.7%
Telecommunication Services	0.9%	0.9%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

2The percentages shown represent the allocation by industry as a percent of net assets of the Fund.

3The percentages shown represent the percent allocation by industry of the index.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index fund continued

Annualized Performance1  as of September 30, 2004

			Since Inception
	1 year	5 years	12/30/1998	12/11/2000	9/24/2001
Average annual return with sales charge (POP)
Class A	11.21%	7.96%	6.53%	-	-
Class B	11.83%	-	-	4.40%	-
Class C	15.77%	-	-	-	12.02%
Average annual return without sales charge (NAV)
Class A	17.71%	9.19%	7.58%	-	-
Class B	16.83%	-	-	5.10%	-
Class C	16.77%	-	-	-	12.02%
Class R4	17.65%	9.09%	7.47%	-	-
Class Y	18.02%	9.44%	7.82%	-	-
Russell 2000 Index[3]	18.77%	7.41%	7.30%	5.75%	14.71%

Value of a $10,000 Investment1, 2  as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the Small Cap Index Fund became the successor fund by merging with the Firstar Small Cap Index Fund, a series of the Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Index Fund. The Firstar Small Cap Index Fund was organized on December 11, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

2  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

3  An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index fund continued

Expense Example

As a shareholder of the Small Cap Index Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$971.40	$4.58
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	$4.70
Class B Actual	$1,000.00	$967.60	$8.26
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	$8.47
Class C Actual	$1,000.00	$967.90	$8.27
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	$8.47
Class R Actual[2]	$1,000.00	$970.70	$5.20
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,019.72	$5.33
Class Y Actual	$1,000.00	$972.70	$3.35
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.44

1Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.68%, 1.68%, 1.06%, and 0.68% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

2Prior to July 1, 2004, Class R had a different expense ratio. Had the current expense ratio been in place for the most recent one-half year, the actual and hypothetical expenses would have been $5.81 and $5.96, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Equity Index, Mid Cap Index, and Small Cap Index Funds (constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Mid Cap Index and Small Cap Index Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000, and January 21, 2000, expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of the First American Investment Funds, Inc. at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated herein in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
November 12, 2004

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Equity Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.1%
Consumer Discretionary – 10.4%
AutoNation* (a)	63,170	$1,079
Autozone* (a)	18,994	1,467
Bed Bath & Beyond* (a)	65,823	2,443
Best Buy	71,623	3,885
Big Lots* (a)	25,598	313
Black & Decker (a)	17,429	1,350
Boise Cascade	19,245	640
Brunswick	20,653	945
Carnival (a)	138,973	6,572
Centex (a)	27,084	1,367
Circuit City Stores	45,805	703
Clear Channel Communications	132,595	4,133
Coach*	40,358	1,712
Comcast, Cl A* (a)	494,865	13,975
Cooper Tire & Rubber	16,239	328
Dana	32,596	577
Darden Restaurants	36,139	843
Delphi	122,883	1,142
Dillards, Cl A	18,202	359
Dollar General	74,345	1,498
Dow Jones & Company (a)	17,862	725
Eastman Kodak (a)	62,841	2,025
Family Dollar Stores	36,938	1,001
Federated Department Stores	40,655	1,847
Ford Motor (a)	401,796	5,645
Fortune Brands (a)	31,855	2,360
Gannett (a)	59,794	5,008
Gap (a)	197,891	3,701
General Motors (a)	124,250	5,278
Genuine Parts	38,378	1,473
Goodyear Tire & Rubber* (a)	38,453	413
Harley-Davidson (a)	65,012	3,864
Harrah's Entertainment (a)	24,552	1,301
Hasbro (a)	38,097	716
Hilton Hotels	83,688	1,577
Home Depot (a)	484,706	19,000
International Game Technology	76,500	2,750
Interpublic Group of Companies* (a)	86,061	911
J.C. Penney	60,912	2,149
Johnson Controls (a)	41,596	2,363
Jones Apparel Group (a)	27,759	994
KB HOME (a)	10,313	871
Knight-Ridder	17,633	1,154
Kohl's* (a)	74,453	3,588
Leggett & Platt (a)	42,197	1,186
Limited (a)	103,812	2,314
Liz Claiborne (a)	24,074	908
Lowe's (a)	172,551	9,378
Marriott International, Cl A (a)	49,831	2,589
Mattel (a)	93,045	1,687
May Department Stores	61,940	1,588
Maytag (a)	17,062	313
McDonald's	277,698	7,784
McGraw-Hill (a)	41,936	3,342
Meredith	9,157	471
New York Times, Cl A	32,775	1,282
Newell Rubbermaid (a)	60,178	1,206
Nike, Cl B (a)	57,849	4,559
Nordstrom	30,318	1,159
Office Depot* (a)	67,954	1,021
Omnicom Group (a)	41,681	3,045
Pulte	29,870	1,833
RadioShack	36,313	1,040
Reebok International	13,213	485
Sears Roebuck and Company (a)	55,066	2,194

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Sherwin Williams	32,012	$1,407
Snap-On	12,798	353
Stanley Works (a)	18,659	794
Staples (a)	110,151	3,285
Starbucks* (a)	87,386	3,973
Starwood Hotels & Resorts Worldwide (a)	45,200	2,098
Target (a)	198,945	9,002
Tiffany & Company (a)	32,351	994
Time Warner* (a)	1,005,238	16,225
TJX (a)	109,024	2,403
Toys 'R' Us* (a)	46,791	830
Tribune (a)	72,831	2,997
Univision Communications, Cl A* (a)	70,413	2,226
V.F. (a)	24,208	1,197
Viacom, Cl B (a)	385,878	12,950
Visteon (a)	28,607	229
Walt Disney* (a)	448,223	10,107
Wendy's International	24,887	836
Whirlpool (a)	15,098	907
Yum! Brands (a)	63,754	2,592
		240,834
Consumer Staples – 10.6%
Adolph Coors	7,976	542
Alberto-Culver, Cl B	19,336	841
Albertson's (a)	80,472	1,926
Altria Group	447,691	21,059
Anheuser-Busch (a)	178,390	8,911
Archer-Daniels-Midland	142,943	2,427
Avon Products (a)	103,606	4,526
Brown-Forman, Cl B	26,616	1,219
Campbell Soup	90,034	2,367
Clorox	46,733	2,491
Coca-Cola	537,731	21,536
Coca-Cola Enterprises	101,237	1,913
Colgate-Palmolive	117,202	5,295
ConAgra Foods (a)	117,773	3,028
Costco Wholesale (a)	100,250	4,166
CVS	87,445	3,684
General Mills (a)	82,685	3,713
Gillette (a)	221,040	9,226
H.J. Heinz	77,130	2,778
Hershey Foods (a)	57,294	2,676
Kellogg (a)	90,972	3,881
Kimberly-Clark	110,627	7,145
Kroger* (a)	164,798	2,558
McCormick	30,590	1,050
Pepsi Bottling	58,873	1,598
PepsiCo	376,580	18,321
Procter & Gamble	562,578	30,447
Reynolds American (a)	34,110	2,321
Safeway* (a)	98,365	1,899
Sara Lee	174,534	3,990
SUPERVALU	29,361	809
Sysco	142,480	4,263
UST (a)	35,826	1,442
Walgreen (a)	221,602	7,940
Wal-Mart Stores	935,567	49,772
Winn-Dixie Stores* (a)	30,883	95
Wrigley, William Jr. (a)	49,363	3,125
		244,980
Energy – 7.3%
Amerada Hess (a)	19,730	1,756
Anadarko Petroleum	54,724	3,631
Apache	70,968	3,556
Ashland	14,969	839
Baker Hughes (a)	73,406	3,209

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
BJ Services (a)	36,113	$1,893
Burlington Resources (a)	88,044	3,592
ChevronTexaco	464,154	24,897
ConocoPhillips	150,924	12,504
Devon Energy	51,651	3,668
El Paso (a)	153,577	1,411
EOG Resources (a)	25,821	1,700
Exxon Mobil (a)	1,444,462	69,811
Halliburton	96,045	3,236
Kerr-McGee (a)	31,706	1,815
Kinder Morgan	27,036	1,698
Marathon Oil	74,934	3,093
Nabors Industries* (a)	32,780	1,552
Noble* (a)	29,313	1,318
Occidental Petroleum	85,544	4,784
Rowan* (a)	22,973	607
Schlumberger (a)	129,674	8,729
Sunoco (a)	16,876	1,249
Transocean* (a)	75,972	2,718
Unocal	56,664	2,437
Valero Energy	27,530	2,208
Williams (a)	113,602	1,375
		169,286
Financials – 20.5%
ACE	62,060	2,486
AFLAC	112,037	4,393
Allstate (a)	154,867	7,432
Ambac Financial Group (a)	23,879	1,909
American Express (a)	280,947	14,458
American International Group	575,040	39,097
AmSouth Bancorp (a)	76,916	1,877
AON (a)	68,617	1,972
Apartment Investment & Management	20,738	721
Bank of America (a)	912,272	39,529
Bank of New York	170,289	4,967
BB&T (a)	119,746	4,753
Bear Stearns (a)	23,961	2,304
Capital One Financial (a)	52,683	3,893
Charles Schwab (a)	299,254	2,750
Chubb	41,118	2,890
Cincinnati Financial	36,940	1,523
Citigroup	1,137,334	50,179
Comerica	38,440	2,281
Countrywide Financial (a)	121,458	4,784
E*TRADE Financial*	80,500	919
Equity Office Properties Trust (REIT)	88,187	2,403
Equity Residential Properties Trust (REIT)	59,846	1,855
Fannie Mae (a)	213,582	13,541
Federated Investors, Cl B	23,820	677
Fifth Third Bancorp	124,965	6,151
First Horizon National (a)	27,595	1,197
Franklin Resources	55,045	3,069
Freddie Mac (a)	151,657	9,894
Golden West Financial (a)	33,622	3,730
Goldman Sachs Group (a)	106,620	9,941
Hartford Financial Services Group (a)	64,269	3,980
Huntington Bancshares	50,162	1,250
J. P. Morgan Chase	779,931	30,987
Janus Capital Group (a)	52,481	714
Jefferson-Pilot	31,093	1,544
KeyCorp	90,776	2,869
Lehman Brothers Holdings (a)	61,157	4,875
Lincoln National	38,985	1,832
Loew's	40,676	2,380
M & T Bank	25,810	2,470
Marsh & McLennan (a)	116,762	5,343
Marshall & Ilsley	49,857	2,009

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
MBIA	31,789	$1,850
MBNA (a)	280,223	7,062
Mellon Financial	94,446	2,615
Merrill Lynch (a)	210,966	10,489
Metlife	167,143	6,460
MGIC Investment (a)	21,758	1,448
Moody's (a)	32,559	2,385
Morgan Stanley	241,983	11,930
National City	148,105	5,720
North Fork Bancorp (a)	49,755	2,212
Northern Trust	48,426	1,976
Plum Creek Timber (a)	39,206	1,373
PNC Financial Services	61,431	3,323
Principal Financial Group (a)	70,990	2,554
Progressive (a)	47,650	4,038
Prologis	39,350	1,387
Providian Financial* (a)	63,639	989
Prudential Financial	116,880	5,498
Regions Financial (a)	102,922	3,403
SAFECO	27,495	1,255
Simon Property Group (REIT) (a)	43,080	2,310
SLM (a)	96,690	4,312
SouthTrust	74,031	3,084
Sovereign Bancorp	75,782	1,653
St. Paul Travelers Companies (a)	145,686	4,816
State Street	73,985	3,160
SunTrust Banks (a)	61,734	4,347
Synovus Financial	66,109	1,729
T. Rowe Price Group	27,766	1,414
Torchmark	24,517	1,304
U.S. Bancorp (b)	423,524	12,240
UnumProvident (a)	66,337	1,041
Wachovia	288,820	13,560
Washington Mutual	195,326	7,633
Wells Fargo	368,358	21,965
XL Capital Limited, Cl A	29,959	2,217
Zions Bancorporation	19,680	1,201
		473,781
Health Care – 12.9%
Abbott Laboratories	342,708	14,517
Aetna (a)	33,747	3,372
Allergan (a)	28,636	2,078
AmerisourceBergen (a)	24,544	1,318
Amgen* (a)	282,203	15,995
Anthem* (a)	30,406	2,653
Applied Biosystems Group – Applera	45,828	865
Bausch & Lomb (a)	11,422	759
Baxter International (a)	134,633	4,330
Becton, Dickinson & Company	55,693	2,879
Biogen IDEC* (a)	74,622	4,565
Biomet (a)	55,397	2,597
Boston Scientific* (a)	184,244	7,320
Bristol-Myers Squibb	427,404	10,117
C.R. Bard	21,220	1,202
Cardinal Health	97,603	4,272
Caremark Rx* (a)	98,300	3,153
Chiron* (a)	41,370	1,829
CIGNA	31,178	2,171
Eli Lilly (a)	246,594	14,808
Express Scripts* (a)	16,900	1,104
Fisher Scientific International* (a)	25,083	1,463
Forest Laboratories, Cl A* (a)	81,603	3,671
Genzyme* (a)	49,447	2,690
Gilead Sciences* (a)	94,320	3,526
Guidant (a)	68,714	4,538
HCA	109,341	4,171
Health Management Associates, Cl A (a)	52,601	1,075

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hospira*	34,270	$1,049
Humana*	35,458	708
IMS Health	55,643	1,331
Johnson & Johnson (a)	650,959	36,669
King Pharmaceuticals* (a)	52,869	631
Manor Care	19,538	585
McKesson HBOC (a)	64,598	1,657
Medco Health Solutions*	59,313	1,833
MedImmune* (a)	54,798	1,299
Medtronic	267,408	13,878
Merck	491,033	16,204
Millipore*	10,677	511
Mylan Laboratories	59,250	1,067
PerkinElmer	27,078	466
Pfizer	1,675,135	51,259
Quest Diagnostics	23,068	2,035
Schering-Plough (a)	322,233	6,142
St. Jude Medical* (a)	38,634	2,908
Stryker (a)	87,358	4,200
Tenet Healthcare* (a)	101,728	1,098
UnitedHealth Group (a)	146,499	10,803
Watson Pharmaceuticals* (a)	24,017	708
Wellpoint Health Networks*	34,215	3,596
Wyeth Pharmaceuticals	291,982	10,920
Zimmer Holdings* (a)	53,346	4,216
		298,811
Industrials – 11.5%
3M (a)	172,860	13,824
Allied Waste Industries* (a)	71,125	629
American Power Conversion (a)	44,161	768
American Standard*	47,547	1,850
Apollo Group, Cl A* (a)	41,693	3,059
Avery Dennison (a)	24,225	1,594
Boeing (a)	184,455	9,522
Burlington Northern Santa Fe	79,498	3,046
Caterpillar (a)	75,317	6,059
Cendant (a)	224,878	4,857
Cintas	37,706	1,585
Cooper Industries	22,720	1,340
Crane	12,732	368
CSX	46,924	1,558
Cummins	9,100	672
Danaher (a)	67,892	3,482
Deere & Company	54,885	3,543
Delta Air Lines* (a)	27,733	91
Deluxe	10,649	437
Dover	44,432	1,727
Eaton	32,946	2,089
Emerson Electric	93,041	5,758
Equifax	30,777	811
FedEx (a)	65,591	5,620
Fluor	17,911	797
General Dynamics	43,253	4,416
General Electric (a)	2,325,551	78,092
Goodrich	25,785	809
H & R Block (a)	39,403	1,947
Honeywell International	188,632	6,764
Illinois Tool Works	67,973	6,333
Ingersoll-Rand, Cl A	38,684	2,629
ITT Industries	20,256	1,620
Lockheed Martin	98,103	5,472
Masco	103,086	3,560
Monster Worldwide* (a)	24,625	607
Navistar International* (a)	14,992	558
Norfolk Southern (a)	85,578	2,545

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Northrop Grumman (a)	77,244	$4,119
Paccar (a)	38,352	2,651
Pall	27,225	666
Parker Hannifin (a)	25,913	1,525
Pitney Bowes	47,097	2,077
Power-One*	18,220	118
R. R. Donnelley & Sons (a)	47,261	1,480
Raytheon	95,461	3,626
Robert Half International (a)	37,380	963
Rockwell Automation (a)	40,666	1,574
Rockwell Collins	38,099	1,415
Ryder System (a)	13,871	653
Southwest Airlines (a)	173,186	2,359
Textron	30,036	1,930
Tyco International	442,155	13,556
Union Pacific	57,096	3,346
United Parcel Service, Cl B (a)	245,931	18,671
United Technologies	113,753	10,622
W W Grainger	19,973	1,151
Waste Management	127,880	3,496
		266,436
Information Technology – 16.3%
ADC Telecommunications* (a)	176,367	319
Adobe Systems (a)	52,937	2,619
Advanced Micro Devices* (a)	78,006	1,014
Affiliated Computer Services, Cl A* (a)	28,840	1,606
Agilent Technologies*	106,927	2,307
Altera* (a)	83,872	1,641
Analog Devices (a)	82,453	3,198
Andrew* (a)	35,035	429
Apple Computer* (a)	82,807	3,208
Applied Materials*	370,928	6,117
Applied Micro Circuits* (a)	67,342	211
Autodesk (a)	24,881	1,210
Automatic Data Processing	131,161	5,420
Avaya* (a)	99,118	1,382
BMC Software*	50,094	792
Broadcom, Cl A* (a)	70,990	1,937
CIENA*	125,249	248
Cisco Systems* (a)	1,492,679	27,017
Citrix Systems*	37,333	654
Computer Associates International (a)	126,712	3,333
Computer Sciences* (a)	41,041	1,933
Compuware*	83,936	432
Comverse Technology* (a)	43,089	811
Convergys*	35,570	478
Corning* (a)	307,683	3,409
Dell* (a)	551,430	19,631
eBay* (a)	145,938	13,418
Electronic Arts* (a)	64,578	2,970
Electronic Data Systems (a)	106,698	2,069
EMC*	538,810	6,218
First Data	196,799	8,561
Fiserv* (a)	42,456	1,480
Gateway* (a)	82,601	409
Hewlett-Packard (a)	669,984	12,562
IBM	371,249	31,831
Intel	1,432,850	28,743
Intuit* (a)	45,013	2,044
Jabil Circuit* (a)	43,617	1,003
JDS Uniphase* (a)	317,739	1,071
KLA-Tencor* (a)	42,714	1,772
Lexmark International Group, Cl A* (a)	28,345	2,381
Linear Technology (a)	68,529	2,484
LSI Logic* (a)	83,068	358

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Lucent Technologies* (a)	945,513	$2,997
Maxim Integrated Products (a)	72,078	3,048
Mercury Interactive* (a)	19,862	693
Micron Technology* (a)	133,761	1,609
Microsoft	2,387,642	66,018
Molex	41,916	1,250
Motorola (a)	521,558	9,409
National Semiconductor* (a)	81,318	1,260
NCR* (a)	20,738	1,028
Network Appliance* (a)	78,965	1,816
Novell* (a)	85,309	538
Novellus Systems* (a)	33,200	883
NVIDIA* (a)	36,771	534
Oracle*	1,153,179	13,008
Parametric Technology*	59,419	314
Paychex	82,635	2,491
PeopleSoft*	79,845	1,585
PMC-Sierra* (a)	37,841	333
QLogic* (a)	20,673	612
QUALCOMM (a)	359,374	14,030
Sabre Holdings, Cl A (a)	31,490	772
Sanmina – SCI*	114,452	807
Scientific-Atlanta	33,645	872
Siebel Systems* (a)	110,885	836
Solectron* (a)	212,113	1,050
Sun Microsystems* (a)	734,274	2,966
SunGard Data Systems*	62,591	1,488
Symantec* (a)	69,574	3,818
Symbol Technologies	48,673	615
Tektronix	18,610	619
Tellabs* (a)	91,586	842
Teradyne* (a)	42,856	575
Texas Instruments (a)	382,160	8,132
Thermo Electron*	35,595	962
Unisys* (a)	73,187	755
VERITAS Software* (a)	95,272	1,696
Waters* (a)	26,609	1,173
Xerox* (a)	175,971	2,478
Xilinx (a)	76,051	2,053
Yahoo!* (a)	305,036	10,344
		377,039
Materials – 3.1%
Air Products and Chemicals	49,846	2,711
Alcoa	191,984	6,449
Allegheny Technologies	21,036	384
Ball	24,632	922
Bemis (a)	23,440	623
Dow Chemical	203,420	9,191
E.I. DuPont de Nemours	219,659	9,401
Eastman Chemical (a)	16,717	795
Ecolab (a)	56,966	1,791
Engelhard	27,473	779
Freeport-McMoran Copper & Gold, Cl B (a)	40,531	1,642
Georgia-Pacific (a)	56,996	2,049
Great Lakes Chemical	10,789	276
Hercules* (a)	24,318	347
International Flavors & Fragrances (a)	20,659	789
International Paper (a)	107,350	4,338
Louisiana Pacific	24,005	623
MeadWestvaco	43,950	1,402
Monsanto	58,193	2,119
Newmont Mining (a)	96,073	4,374
NuCor	17,340	1,584
Pactiv*	34,539	803

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Phelps Dodge (a)	20,756	$1,911
PPG Industries	37,777	2,315
Praxair	71,480	3,055
Rohm & Haas (a)	48,773	2,096
Sealed Air* (a)	18,616	863
Sigma-Aldrich (a)	15,523	900
Temple-Inland	11,879	798
United States Steel (a)	24,964	939
Vulcan Materials (a)	22,282	1,135
Weyerhaeuser (a)	52,278	3,476
Worthington Industries	16,779	358
		71,238
Telecommunication Services – 3.7%
ALLTEL	66,082	3,629
AT&T	175,052	2,507
AT&T Wireless Services*	600,985	8,883
BellSouth	405,174	10,988
CenturyTel	31,563	1,081
Citizens Communications (a)	71,721	961
Nextel Communications, Cl A* (a)	243,113	5,796
Qwest Communications International* (a)	400,728	1,334
SBC Communications (a)	731,526	18,983
Sprint (a)	312,946	6,300
Verizon Communications (a)	610,767	24,052
		84,514
Utilities – 2.8%
AES*	142,714	1,426
Allegheny Energy* (a)	27,570	440
Ameren (a)	42,347	1,954
American Electric Power (a)	86,631	2,769
Calpine* (a)	110,653	321
CenterPoint Energy (a)	67,063	695
Cinergy (a)	37,804	1,497
CMS Energy* (a)	35,349	337
Consolidated Edison (a)	50,495	2,123
Constellation Energy (a)	36,608	1,458
Dominion Resources (a)	70,923	4,628
DTE Energy (a)	36,900	1,557
Duke Energy (a)	201,707	4,617
Dynegy* (a)	82,166	410
Edison International	71,457	1,894
Entergy	49,993	3,030
Exelon (a)	142,934	5,244
FirstEnergy (a)	72,348	2,972
FPL Group (a)	39,890	2,725
KeySpan	34,766	1,363
NICOR	10,118	371
NiSource (a)	57,637	1,211
People's Energy	6,740	281
PG&E* (a)	92,424	2,810
Pinnacle West Capital	20,022	831
PPL	38,754	1,828
Progress Energy (a)	54,061	2,289
Progress Energy-CVO (c)	8,576	1
Public Service Enterprises (a)	52,101	2,220
Sempra Energy	50,125	1,814
Southern (a)	159,782	4,790
TECO Energy (a)	41,162	557
TXU (a)	71,452	3,424
Xcel Energy	85,260	1,477
		65,364
Total Common Stocks (Cost $1,794,369)		2,292,283

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Equity Index Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Short-Term Investments – 2.1%
U.S. Treasury Obligation – 0.3%
U. S. Treasury Bill (d) 1.895%, 03/03/05	$8,000	$7,935
Total U.S. Treasury Obligation		7,935
Affiliated Money Market Fund – 1.8%
First American Prime Obligations Fund, Cl Z (b) (e)	40,705,632	40,706
Total Affiliated Money Market Fund		40,706
Total Short-Term Investments (Cost $48,641)		48,641
Investments Purchased with Proceeds from Securities Lending – 36.9%
Commercial Paper – 11.9%
Bluegrass 1.881%, 5/18/05	$3,597	3,597
1.891%, 8/18/05	2,858	2,858
Concord Minutemen Capital 1.650%, 10/01/04	5,905	5,905
1.680%, 10/05/04	13,122	13,122
1.720%, 10/06/04	9,696	9,696
1.740%, 10/14/04	6,488	6,488
Descartes Funding Trust 1.760%, 11/15/04	7,290	7,290
Ford Credit Floor Plan 1.622%, 10/05/04	14,576	14,576
1.526%, 10/06/04	10,206	10,206
1.655%, 10/22/04	3,204	3,204
Goldman Sachs 1.975%, 1/18/05	7,290	7,290
Independence 1.830%, 4/15/05	9,010	9,010
Jupiter Securities Corp 1.793%, 10/21/04	27,710	27,710
Lakeside Funding 1.790%, 10/08/04	15,455	15,455
Landesbank Baden 1.480%, 11/12/04	2,910	2,910
Leaf's LLC 1.821%, 4/20/05	8,019	8,019
Liquid Funding Ltd 1.743%, 10/13/04	10,199	10,199
1.830%, 5/25/05	7,290	7,290
MBNA Credit 1.683%, 10/12/04	7,085	7,085
1.764%, 10/26/04	3,932	3,932
Main Street Warehouse 1.742%, 10/04/04	9,621	9,621
1.683%, 10/04/04	11,882	11,882
1.742%, 10/08/04	7,287	7,287
1.742%, 10/08/04	7,290	7,290
Mortgage Interest Network 1.752%, 10/12/04	4,809	4,809
1.763%, 10/14/04	5,099	5,099
Netexis Banques 1.700%, 12/16/04	7,260	7,260
Orchard Park 1.796%, 4/06/05	7,290	7,290
1.766%, 7/06/05	15,046	15,046
Park Granada LLC 1.622%, 10/01/04	12,830	12,830
1.743%, 10/13/04	8,305	8,305
Sigma Finance Inc 1.512%, 11/29/04	3,634	3,634
Total Commercial Paper		276,195

Equity Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Corporate Obligations – 9.9%
Allstate Life Global 1.780%, 10/14/05	$14,580	$14,580
1.750%, 10/14/05	3,645	3,645
Bayer Landbank NY 1.830%, 6/24/05	13,850	13,850
Blue Heron Fdg Ltd 1.850%, 5/18/05	4,082	4,082
Castle Hill III 1.910%, 9/15/15	4,374	4,374
Depfa Bank PLC 1.860%, 6/15/05	7,287	7,287
Duke Funding VI 1.320%, 4/08/05	8,821	8,821
General Electric Capital Corporation 1.838%, 10/07/05	7,298	7,298
Jackson National Life 1.760%, 4/15/05	7,290	7,290
Jefferson Pilot Co 1.788%, 8/17/05	7,290	7,290
Liquid Funding Ltd 1.840%, 6/28/05	6,560	6,560
Merrill Lynch 1.696%, 10/01/05	14,581	14,581
Metlife Global Funding 1.800%, 10/14/05 8,748 8,748 1.880%, 10/28/05	6,125	6,125
Morgan Stanley 1.850%, 12/26/08	7,290	7,290
Natexis Banq NY 1.920%, 7/12/05	8,019	8,019
Northlake CDO Ltd 1.895%, 3/07/05	4,374	4,374
Premium Asset Trust 1.848%, 12/22/04	5,467	5,467
1.760%, 5/13/05	10,205	10,205
1.740%, 6/01/05	21,724	21,724
1.770%, 10/14/05	5,832	5,832
REMAC 1.840%, 9/29/05	8,019	8,019
RMAC 1.740%, 6/12/05	8,411	8,411
SMM Trust 2004 1.833%, 9/23/05	13,559	13,559
Societe Generale NYC 1.960%, 12/08/04	14,580	14,580
Svenska Handl 1.170%, 10/21/04	7,290	7,290
Total Corporate Obligations		229,301
Other Short-Term Investments – 2.6%
ARLO III Ltd 2.000%, 9/28/05	21,870	21,870
Commonwealth Life 2.115%, 12/31/04 (f)	7,361	7,361
General Electric Capital Assurance 1.980%, 1/19/05	2,916	2,916
HBOS Treasury Services 1.640%, 11/01/05	8,016	8,016
Security Life Denver 1.900%, 12/30/04	18,954	18,954
Total Other Short-Term Investments		59,117

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Equity Index Fund (continued)

DESCRIPTION	PAR	VALUE (000)
Repurchase Agreements – 12.5%
Bear Stearns 2.045%, dated 9/30/04, matures 10/01/04, repurchase price $14,580,772 (collateralized by various securities: Total market value $14,879,672)	$14,580	$14,580
Bear Stearns 2.060%, dated 9/30/04, matures 12/23/04, repurchase price $4,395,007 (collateralized by various securities: Total market value $4,463,024)	4,374	4,374
Citibank 1.945%, dated 9/30/04, matures 10/01/04, repurchase price $29,161,463 (collateralized by corporate securities: Total market value $30,878,907)	29,160	29,160
Citibank 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $7,290,362 (collateralized by various securities: Total market value $7,452,290)	7,290	7,290
Citibank 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $7,290,362 (collateralized by various securities: Total market value $7,435,871)	7,290	7,290
Greenwich Capital Markets 1.950%, dated 9/30/04, matures 10/01/04, repurchase price $43,742,200 (collateralized by U.S. government securities: Total market value $44,615,197)	43,740	43,740
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $10,206,535 (collateralized by various securities: Total market value $10,521,625)	10,206	10,206
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $4,374,229 (collateralized by various securities: Total market value $4,509,375)	4,374	4,374
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $4,374,229 (collateralized by various securities: Total market value $4,509,373)	4,374	4,374
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $10,935,573 (collateralized by corporate securities: Total market value $11,273,210)	10,935	10,935
Goldman Sachs 1.425%, dated 9/30/04, matures 10/18/04, repurchase price $18,237,915 (collateralized by corporate securities: Total market value $18,596,977)	18,225	18,225
Goldman Sachs 1.480%, dated 9/30/04, matures 10/18/04, repurchase price $10,943,050 (collateralized by various securities: Total market value $11,273,212)	10,935	10,935
Goldman Sachs 2.205%, dated 9/30/04, matures 3/07/05, repurchase price $7,360,521 (collateralized by corporate securities: Total market value $7,438,846)	7,290	7,290

Equity Index Fund (continued)

DESCRIPTION	PAR	VALUE (000)
Lehman Brothers 2.055%, dated 9/30/04, matures 10/01/04, repurchase price $29,161,552 (collateralized by collateralized mortgage obligations: Total market value $29,743,085)	$29,160	$29,160
Lehman Brothers 1.910%, dated 9/30/04, matures 10/01/04, repurchase price $43,742,151 (collateralized by U.S. government securities: Total market value $44,615,331)	43,740	43,740
Lehman Brothers 1.935%, dated 9/30/04, matures 10/01/04, repurchase price $29,161,455 (collateralized by collateralized mortgage obligations: Total market value $32,063,699)	29,160	29,160
Merrill Lynch 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $14,580,723 (collateralized by corporate securities: Total market value $15,309,257)	14,579	14,579
Total Repurchase Agreements (Cost $289,412)		289,412
Total Investments Purchased with Proceeds from Securities Lending (Cost $854,025)		854,025
Total Investments – 138.1% (Cost $2,697,035)		3,194,949
Other Assets and Liabilities, Net – (38.1)%		(881,130)
Total Net Assets – 100.0%		$2,313,819

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $824,435,100 at September 30, 2004. See note 2 in Notes to Financial Statements.

(b)  Investments in affiliated securities. As of September 30, 2004, the market value of these investments was $52,945,476 or 2.3% of total net assets. See notes 3 and 4 in Notes to Financial Statements.

(c)  Security considered illiquid investment and is fair valued under guidelines established by the Board of Directors. 8,576 shares of Progress Energy CVO, a restricted security with a cost basis of $0, were acquired between June 1999 and November 2002. As of September 30, 2004, the market value of this investment was $1,201 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(e)  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.

(f)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

CVO – Contingent Value Obligation

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Depreciation
S&P 500 Index Futures Contracts purchased	54	$15,055	Dec. 04	$(134)

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.2%
Consumer Discretionary – 18.2%
99 Cents Only Stores*	23,186	$330
Abercrombie & Fitch (a)	31,492	992
Aeropostale*	18,535	486
American Eagle Outfitters (a)	23,944	882
American Greetings, Cl A* (a)	22,760	572
AnnTaylor Stores*	22,500	527
Applebee's International	27,570	697
ArvinMeritor	22,963	431
Bandag	6,485	284
Barnes & Noble* (a)	23,028	852
Belo, Cl A	38,344	864
BLYTH	15,084	466
Bob Evans Farms	11,488	312
Borders Group	25,600	635
BorgWarner	18,488	800
Boyd Gaming	28,503	802
Brinker International* (a)	30,094	937
Caesars Entertainment*	102,290	1,708
Callaway Golf	25,118	266
CarMax* (a)	34,609	746
Catalina Marketing, Cl C	17,199	397
CBRL Group (a)	16,271	587
Cheesecake Factory* (a)	17,300	751
Chico's FAS* (a)	29,770	1,018
Claire's Stores	33,034	827
D.R. Horton (a)	77,826	2,577
Dollar Tree Stores* (a)	37,964	1,023
Emmis Communications, Cl A* (a)	18,674	337
Entercom Communications*	17,061	557
Foot Locker (a)	49,686	1,178
Furniture Brands International	18,724	470
Gentex (a)	25,799	906
GTECH Holdings	39,622	1,003
Harman International Industries (a)	22,050	2,376
Harte-Hanks	28,963	724
Hovnanian Enterprises, Cl A* (a)	20,420	819
International Speedway, Cl A	17,770	887
Krispy Kreme Doughnuts* (a)	20,477	259
Lear	22,900	1,247
Lee Enterprises (a)	14,889	690
Lennar (a)	52,112	2,481
Mandalay Resort Group	22,508	1,545
Media General, Cl A (a)	7,793	436
Michaels Stores	22,795	1,350
Modine Manufacturing	11,341	341
Mohawk Industries* (a)	22,176	1,761
Neiman Marcus Group (a)	16,083	925
O'Reilly Automotive*	18,300	701
Outback Steakhouse	24,824	1,031
Pacific Sunwear of California* (a)	25,930	546
Payless ShoeSource* (a)	22,548	228
PETsMART (a)	48,258	1,370
Pier 1 Imports	29,394	531
Reader's Digest Association, Cl A	35,138	513
Regis	14,680	590
Rent-A-Center*	26,800	693
Ross Stores (a)	49,850	1,168
Ruby Tuesday (a)	22,720	633
Ryland Group (a)	8,190	759
Saks*	47,801	576
Scholastic*	13,627	421
Six Flags*	30,684	167
Superior Industries (a)	8,864	265
Thor Industries	18,970	502
Timberland, Cl A* (a)	11,657	662

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Toll Brothers* (a)	24,819	$1,150
Tupperware (a)	18,460	313
Urban Outfitters*	26,840	923
Valassis Communications* (a)	17,767	526
Washington Post, Cl B	3,124	2,874
Westwood One*	32,243	637
Williams-Sonoma* (a)	38,831	1,458
		60,298
Consumer Staples – 4.4%
BJ's Wholesale Club* (a)	23,263	636
Church and Dwight (a)	20,565	577
Constellation Brands, CI A* (a)	35,206	1,340
Dean Foods* (a)	52,539	1,577
Energizer Holdings* (a)	27,384	1,262
Hormel Foods (a)	46,227	1,238
JM Smucker	19,544	868
Lancaster Colony	11,485	484
PepsiAmericas	46,128	881
Ruddick	15,964	314
Smithfield Foods*	38,199	955
Tootsie Roll Industries	17,563	513
Tyson Foods, Cl A (a)	117,633	1,884
Universal	8,504	380
Whole Foods Market (a)	20,514	1,760
		14,669
Energy – 8.1%
Cooper Cameron*	18,150	995
ENSCO International (a)	50,361	1,645
FMC Technologies*	22,444	750
Forest Oil* (a)	19,484	587
Grant Prideco* (a)	40,811	836
Hanover Compressor* (a)	25,657	345
Helmerich & Payne	16,823	483
Murphy Oil	30,090	2,611
National-Oilwell* (a)	28,648	941
Newfield Exploration*	20,397	1,249
Noble Energy	20,230	1,178
Overseas Shipholding Group	13,135	652
Patterson-UTI Energy (a)	55,546	1,059
Pioneer Natural Resources (a)	48,402	1,669
Plains Exploration & Production*	25,710	613
Pogo Producing	21,328	1,012
Pride International* (a)	45,349	897
Smith International* (a)	34,964	2,123
Tidewater	20,228	658
Varco International*	32,554	873
Weatherford International* (a)	44,260	2,258
Western Gas Resources (a)	24,590	703
XTO Energy (a)	87,018	2,826
		26,963
Financials – 18.8%
A. G. Edwards (a)	26,461	916
Allmerica Financial*	17,652	474
AMB Property (a)	27,586	1,021
American Financial Group (a)	24,506	732
AmeriCredit*	52,625	1,099
AmerUS Group, Cl A (a)	12,980	532
Arthur J. Gallagher	30,131	998
Associated Banc-Corp (a)	36,430	1,168
Astoria Financial	26,305	934
Bank of Hawaii	17,502	827
Banknorth Group	57,167	2,001
Brown & Brown	22,980	1,050
City National (a)	16,218	1,053
Colonial BancGroup (a)	44,605	912

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Commerce Bancorp (a)	26,022	$1,436
Compass Bancshares (a)	40,390	1,770
Cullen/Frost Bankers (a)	17,160	797
Developers Diversified Realty (REIT)	34,350	1,344
Dime Bancorp*	23,400	3
Eaton Vance (a)	22,670	916
Everest Re Group	18,643	1,386
Fidelity National Financial	57,538	2,192
First American	29,523	910
FirstMerit (a)	28,086	739
GATX (a)	15,269	407
Greater Bay Bancorp (a)	17,521	504
HCC Insurance Holdings (a)	21,405	645
Hibernia, Cl A	51,814	1,368
Highwoods Properties (REIT)	17,390	428
Horace Mann Educators	14,153	249
Hospitality Properties Trust (REIT)	22,105	939
Independence Community Bank	27,696	1,082
IndyMac Bancorp (a)	21,642	783
Investors Financial Services (a)	22,078	996
Jefferies Group (a)	18,530	639
LaBranche*	20,235	171
Legg Mason (a)	33,122	1,764
Leucadia National (a)	23,671	1,341
Liberty Property Trust (REIT)	27,940	1,113
Mack-Cali Realty (REIT)	19,910	882
Mercantile Bankshares	25,555	1,226
MoneyGram International	29,579	505
National Commerce Financial	67,922	2,324
New Plan Excel Realty Trust (REIT)	32,968	824
New York Community Bancorp (a)	89,514	1,839
Ohio Casualty*	20,919	438
Old Republic International	60,387	1,511
PMI Group (a)	31,944	1,296
Protective Life	23,151	910
Radian Group (a)	31,383	1,451
Raymond James Financial	24,285	586
Rayonier (a)	16,790	760
SEI Investments (a)	34,937	1,177
Silicon Valley Bancshares*	11,892	442
StanCorp Financial Group	9,278	661
TCF Financial (a)	46,464	1,407
United Dominion Realty Trust (REIT) (a)	42,710	847
Unitrin	22,804	948
W.R. Berkley	28,005	1,181
Waddell & Reed Financial	27,551	606
Washington Federal	26,206	659
Webster Financial	17,723	875
Westamerica Bancorporation	10,819	594
Wilmington Trust	21,869	792
		62,380
Health Care – 10.0%
Apria Healthcare Group*	16,558	451
Barr Pharmaceuticals*	34,619	1,434
Beckman Coulter (a)	20,313	1,140
Cephalon* (a)	18,730	897
Charles River Laboratories International* (a)	15,404	706
Community Health Systems*	29,037	775
Covance* (a)	20,964	838
Coventry Health Care* (a)	29,862	1,594
Cytyc* (a)	36,910	891
DENTSPLY International (a)	26,899	1,397
Edwards Lifesciences* (a)	19,641	658
First Health Group*	30,583	492

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Health Net* (a)	37,674	$931
Henry Schein* (a)	14,462	901
Hillenbrand Industries	20,807	1,051
INAMED*	11,770	561
Invitrogen*	17,323	953
IVAX* (a)	81,725	1,565
Lifepoint Hospitals* (a)	12,834	385
Lincare Holdings* (a)	33,206	987
Millennium Pharmaceuticals* (a)	101,778	1,395
Omnicare (a)	34,684	984
PacifiCare Health Systems*	28,770	1,056
Par Pharmaceutical Companies* (a)	11,430	411
Patterson Companies* (a)	22,606	1,731
Perrigo	22,857	470
Protein Design Labs* (a)	31,728	621
Renal Care*	22,280	718
Sepracor* (a)	29,225	1,426
STERIS* (a)	22,703	498
Triad Hospitals* (a)	25,334	873
Universal Health Services (a)	19,300	840
Valeant Pharmaceuticals International (a)	28,026	676
Varian*	11,112	421
Varian Medical Systems* (a)	45,426	1,570
Vertex Pharmaceuticals* (a)	29,181	306
VISX* (a)	16,272	335
		32,938
Industrials – 12.5%
Adesa* (a)	29,467	484
AGCO* (a)	30,116	681
AirTran Holdings*	28,010	279
Alaska Air Group*	8,841	219
Alexander & Baldwin	14,196	482
Alliant Techsystems*	12,390	750
AMETEK (a)	22,350	678
Banta	8,463	336
Brinks	18,952	572
C. H. Robinson Worldwide	28,529	1,323
Career Education* (a)	33,956	965
Carlisle Companies	10,899	697
ChoicePoint*	29,520	1,259
CNF	16,846	691
Copart*	30,047	569
Corinthian Colleges* (a)	30,410	410
DeVry* (a)	23,792	493
Donaldson	28,688	814
Dun & Bradstreet* (a)	24,092	1,414
Dycom Industries* (a)	17,563	499
Education Management* (a)	24,430	651
Expeditors International of Washington (a)	35,287	1,824
Fastenal (a)	25,338	1,459
Federal Signal (a)	15,898	295
Flowserve*	18,306	443
Graco	23,075	773
Granite Construction	13,763	329
Harsco	13,534	608
Herman Miller (a)	24,744	610
HNI	19,300	764
Hubbell, Cl B	20,847	935
ITT Educational Services* (a)	15,270	550
J.B. Hunt Transport Services (a)	26,798	995
Jacobs Engineering Group*	19,046	729
JetBlue Airways* (a)	34,230	716
Kelly Services, Cl A	11,526	308
Kennametal	12,183	550
Korn/Ferry International*	12,655	231

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
L-3 Communications Holdings	35,249	$2,362
Laureate Education* (a)	15,074	561
Manpower (a)	30,014	1,335
Nordson	11,829	406
Pentair (a)	33,496	1,169
Precision Castparts	21,575	1,296
Quanta Services*	39,114	237
Republic Services	51,285	1,526
Rollins	15,176	369
Sequa, Cl A*	3,454	180
Sotheby's Holdings, Cl A*	20,846	328
SPX (a)	25,204	892
Stericycle* (a)	14,500	666
Swift Transportation* (a)	26,873	452
Tecumseh Products, Cl A	5,791	242
Teleflex	13,247	563
Thomas & Betts*	19,533	524
Trinity Industries (a)	15,508	483
United Rentals* (a)	29,096	462
Werner Enterprises	26,360	509
York International (a)	13,718	433
		41,380
Information Technology – 14.1%
3Com* (a)	129,534	547
Activision*	45,785	635
Acxiom	28,650	680
ADTRAN (a)	26,216	595
Advanced Fiber Communications*	28,803	458
Advent Software*	10,857	183
Alliance Data Systems* (a)	26,630	1,080
Amphenol, Cl A*	29,530	1,012
Arrow Electronics*	38,250	864
Ascential Software*	19,680	265
Atmel* (a)	160,917	583
Avnet* (a)	39,813	682
Avocent* (a)	16,274	424
BISYS Group*	40,192	587
Cabot Microelectronics* (a)	8,290	301
Cadence Design Systems* (a)	90,716	1,183
CDW (a)	27,900	1,619
Ceridian*	49,497	911
Certegy	21,327	794
CheckFree* (a)	28,928	800
Cognizant Technology Solutions*	43,290	1,321
CommScope* (a)	20,126	435
Credence Systems* (a)	31,755	229
Cree* (a)	24,783	757
CSG Systems International*	17,341	267
Cypress Semiconductor* (a)	41,204	364
Diebold (a)	23,482	1,097
DST Systems* (a)	27,873	1,240
Fair Isaac (a)	23,560	688
Fairchild Semiconductor International, Cl A*	39,808	564
Gartner, Cl A* (a)	36,588	428
Harris (a)	21,506	1,182
Imation	11,715	417
Integrated Circuit Systems* (a)	24,090	518
Integrated Device Technology* (a)	35,417	338
International Rectifier*	21,963	753
Intersil, Cl A (a)	50,101	798
Jack Henry & Associates	29,702	558
Keane* (a)	21,224	326
KEMET*	28,596	231
Lam Research* (a)	44,754	979

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Lattice Semiconductor*	37,369	$183
LTX*	19,715	107
Macromedia*	22,929	460
Macrovision* (a)	16,358	394
McAfee Inc.* (a)	54,063	1,087
McDATA, Cl A*	38,754	195
Mentor Graphics* (a)	23,241	255
Micrel*	30,835	321
Microchip Technology (a)	69,499	1,865
MPS Group*	35,095	295
National Instruments (a)	26,160	792
Newport*	14,137	162
Plantronics	15,904	688
Plexus*	14,235	157
Polycom*	32,861	651
Powerwave Technologies*	34,409	212
Quantum* (a)	59,644	138
Retek*	18,408	84
Reynolds & Reynolds, Cl A	22,153	547
RF Micro Devices*	62,281	395
RSA Security* (a)	21,230	410
SanDisk* (a)	53,930	1,570
Semtech* (a)	25,020	480
Silicon Laboratories* (a)	17,230	570
Storage Technology* (a)	37,229	940
Sybase*	32,039	442
Synopsys* (a)	51,876	821
Tech Data*	18,996	732
Titan*	27,849	389
Transaction Systems Architects, Cl A*	12,651	235
TriQuint Semiconductor*	45,454	177
UTStarcom* (a)	37,760	608
Vishay Intertechnology*	54,247	700
Wind River Systems* (a)	26,950	329
Zebra Technology, Cl A* (a)	23,880	1,457
		46,541
Materials – 4.8%
Airgas	24,482	589
Albemarle	13,723	482
Arch Coal (a)	18,004	639
Bowater (a)	18,675	713
Cabot	20,794	802
Crompton	38,261	363
Cytec Industries	12,973	635
Ferro	13,680	298
FMC* (a)	11,984	582
Glatfelter	14,502	180
IMC Global* (a)	38,681	673
Longview Fibre	16,925	258
Lubrizol	21,558	746
Lyondell Chemical (a)	59,410	1,334
Martin Marietta Materials	16,208	734
Minerals Technologies	6,753	397
Olin	23,205	464
Packaging Corporation of America	35,470	868
Peabody Energy	21,179	1,260
Potlatch (a)	9,838	461
RPM	38,362	677
Scotts*	11,390	731
Sensient Technologies (a)	15,466	335
Sonoco Products (a)	32,687	864
Valspar	17,024	795
		15,880

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Telecommunication Services – 0.6%
Cincinnati Bell*	81,813	$286
Telephone & Data Systems (a)	19,017	1,601
		1,887
Utilities – 6.7%
AGL Resources	21,397	658
Alliant Energy	36,685	913
Aqua America	31,005	686
Aquila* (a)	78,685	246
Black Hills (a)	10,657	296
DPL	42,243	869
Duquesne Light Holdings (a)	25,280	454
Energy East	48,922	1,232
Equitable Resources (a)	20,427	1,109
Great Plains Energy (a)	24,643	718
Hawaiian Electric Industries (a)	26,668	708
IDACORP	12,642	367
MDU Resources Group	38,683	1,019
National Fuel Gas (a)	27,093	768
Northeast Utilities	42,230	819
NSTAR	17,711	870
OGE Energy (a)	28,591	721
ONEOK	33,998	885
Pepco Holdings (a)	61,613	1,226
PNM Resources (a)	19,999	450
Puget Energy	32,887	747
Questar	27,974	1,282
SCANA (a)	36,598	1,367
Sierra Pacific Resources* (a)	39,664	355
Vectren	25,110	632
Westar Energy	29,094	588
WGL Holdings	16,122	456
Wisconsin Energy (a)	39,279	1,253
WPS Resources	11,987	539
		22,233
Total Common Stocks (Cost $299,009)		325,169
Short-Term Investments – 2.8%
U.S. Treasury Obligation – 0.4%
U. S. Treasury Bill (b) 1.895%, 03/03/05	$1,500	1,488
Total U.S. Treasury Obligation		1,488
Affiliated Money Market Fund – 2.4%
First American Prime Obligations Fund, Cl Z (c)	7,895,717	7,896
Total Affiliated Money Market Fund		7,896
Total Short-Term Investments (Cost $9,384)		9,384
Investments Purchased with Proceeds from Securities Lending – 46.3%
Commercial Paper – 15.0%
Bluegrass 1.881%, 5/18/05	$645	645
1.891%, 8/18/05	512	512
Concord Minutemen Capital 1.650%, 10/01/04	1,058	1,058
1.680%, 10/05/04	2,352	2,352
1.720%, 10/06/04	1,738	1,738
1.740%, 10/14/04	1,163	1,163
Descartes Funding Trust 1.760%, 11/15/04	1,307	1,307

Mid Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Ford Credit Floor Plan 1.622%, 10/05/04	$2,613	$2,613
1.526%, 10/06/04	1,829	1,829
1.655%, 10/22/04	574	574
Goldman Sachs 1.975%, 1/18/05	1,307	1,307
Independence 1.830%, 4/15/05	1,615	1,615
Jupiter Securities Corp 1.793%, 10/21/04	4,967	4,967
Lakeside Funding 1.790%, 10/08/04	2,770	2,770
Landesbank Baden 1.480%, 11/12/04	522	522
Leaf's LLC 1.821%, 4/20/05	1,438	1,438
Liquid Funding Ltd 1.743%, 10/13/04	1,828	1,828
1.830%, 5/25/05	1,307	1,307
MBNA Credit 1.683%, 10/12/04	1,270	1,270
1.764%, 10/26/04	705	705
Main Street Warehouse 1.742%, 10/04/04	1,725	1,725
1.683%, 10/04/04	2,130	2,130
1.742%, 10/08/04	1,306	1,306
1.742%, 10/08/04	1,307	1,307
Mortgage Interest Network 1.752%, 10/12/04	862	862
1.763%, 10/14/04	914	914
Netexis Banques 1.700%, 12/16/04	1,302	1,302
Orchard Park 1.796%, 4/06/05	1,307	1,307
1.766%, 7/06/05	2,697	2,697
Park Granada LLC 1.622%, 10/01/04	2,300	2,300
1.743%, 10/13/04	1,489	1,489
Sigma Finance 1.512%, 11/29/04	651	651
Total Commercial Paper		49,510
Corporate Obligations – 12.4%
Allstate Life Global 1.780%, 10/14/05	2,614	2,614
1.750%, 10/14/05	653	653
Bayer Landbank NY 1.830%, 6/24/05	2,483	2,483
Blue Heron Funding Ltd 1.850%, 5/18/05	732	732
Castle Hill III 1.910%, 9/15/15	784	784
Depfa Bank PLC 1.860%, 6/15/05	1,306	1,306
Duke Funding VI 1.320%, 4/08/05	1,581	1,581
General Electric Capital Corporation 1.838%, 10/07/05	1,308	1,308
Jackson National Life 1.760%, 4/15/05	1,307	1,307
Jefferson Pilot 1.788%, 8/17/05	1,307	1,307
Liquid Funding Ltd 1.840%, 6/28/05	1,176	1,176

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Mid Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 1.696%, 10/01/05	$2,614	$2,614
Metlife Global Funding 1.800%, 10/14/05	1,568	1,568
1.880%, 10/28/05	1,098	1,098
Morgan Stanley 1.850%, 12/26/08	1,307	1,307
Natexis Banq NY 1.920%, 7/12/05	1,437	1,437
Northlake CDO Ltd 1.895%, 3/07/05	784	784
Premium Asset Trust 1.848%, 12/22/04	980	980
1.760%, 5/13/05	1,829	1,829
1.740%, 6/01/05	3,894	3,894
1.770%, 10/14/05	1,045	1,045
REMAC 1.840%, 9/29/05	1,437	1,437
RMAC 1.740%, 6/12/05	1,508	1,508
SMM Trust 2004 1.833%, 9/23/05	2,431	2,431
Societe Generale NYC 1.960%, 12/08/04	2,614	2,614
Svenska Handl 1.170%, 10/21/04	1,307	1,307
Total Corporate Obligations		41,104
Other Short-Term Investments – 3.2%
ARLO III Ltd 2.000%, 9/28/05	3,920	3,920
Commonwealth Life 2.115%, 12/31/04 (d)	1,319	1,319
General Electric Capital Assurance 1.980%, 1/19/05	523	523
HBOS Treasury Services 1.640%, 11/01/05	1,437	1,437
Security Life Denver 1.900%, 12/30/04	3,398	3,398
Total Other Short-Term Investments		10,597
Repurchase Agreements – 15.7%
Bear Stearns 2.045%, dated 9/30/04, matures 10/01/04, repurchase price $2,613,709 (collateralized by various securities: Total market value $2,667,288)	2,614	2,614
Bear Stearns 2.060%, dated 9/30/04, matures 12/23/04, repurchase price $787,837 (collateralized by various securities: Total market value $800,029)	784	784
Citibank 1.945%, dated 9/30/04, matures 10/01/04, repurchase price $5,227,403 (collateralized by corporate securities: Total market value $5,535,267)	5,227	5,227
Citibank 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $1,306,850 (collateralized by various securities: Total market value $1,335,877)	1,307	1,307

Mid Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Citibank 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $1,306,850 (collateralized by various securities: Total market value $1,332,933)	$1,307	$1,307
Greenwich Capital Markets 1.950%, dated 9/30/04, matures 10/01/04, repurchase price $7,841,105 (collateralized by U.S. government securities: Total market value $7,997,596)	7,841	7,841
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $1,829,595 (collateralized by various securities: Total market value $1,886,077)	1,829	1,829
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $784,112 (collateralized by various securities: Total market value $808,338)	784	784
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $784,112 (collateralized by various securities: Total market value $808,338)	784	784
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $1,960,280 (collateralized by corporate securities: Total market value $2,020,804)	1,960	1,960
Goldman Sachs 1.425%, dated 9/30/04, matures 10/18/04, repurchase price $3,269,278 (collateralized by corporate securities: Total market value $3,333,642)	3,267	3,267
Goldman Sachs 1.480%, dated 9/30/04, matures 10/18/04, repurchase price $1,961,621 (collateralized by various securities: Total market value $2,020,805)	1,960	1,960
Goldman Sachs 2.205%, dated 9/30/04, matures 3/07/05, repurchase price $1,319,426 (collateralized by corporate securities: Total market value $1,333,467)	1,307	1,307
Lehman Brothers 2.055%, dated 9/30/04, matures 10/01/04, repurchase price $5,227,418 (collateralized by collateralized mortgage obligations: Total market value $5,331,663)	5,227	5,227
Lehman Brothers 1.910%, dated 9/30/04, matures 10/01/04, repurchase price $7,841,096 (collateralized by U.S. government securities: Total market value $7,997,620)	7,840	7,840
Lehman Brothers 1.935%, dated 9/30/04, matures 10/01/04, repurchase price $5,227,401 (collateralized by collateralized mortgage obligations: Total market value $5,747,649)	5,227	5,227
Merrill Lynch 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $2,613,700 (collateralized by corporate securities: Total market value $2,744,295)	2,614	2,614
Total Repurchase Agreements (Cost $51,879)		51,879

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Mid Cap Index Fund (concluded)

DESCRIPTION	VALUE (000)
Total Investments Purchased with Proceeds from Securities Lending (Cost $153,090)	$153,090
Total Investments – 147.3% (Cost $461,483)	487,643
Other Assets and Liabilities, Net – (47.3)%	(156,468)
Total Net Assets – 100.0%	$331,175

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $148,685,304 at September 30, 2004. See note 2 in Notes to Financial Statements.

(b)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.

(d)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Appreciation
S&P Mid Cap 400 Futures Contracts purchased	18	$5,349	Dec. 04	$21

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.8%
Consumer Discretionary – 14.7%
1-800 Contacts*	1,298	$20
1-800 Flowers*	3,695	31
4Kids Entertainment*	2,306	47
99 Cents Only Stores* (a)	8,170	116
A.C. Moore Arts & Crafts*	2,296	57
Aaron Rents (a)	6,333	138
Action Performance	2,586	26
Advanced Marketing Services	2,374	26
ADVO	5,063	157
Aeropostale*	9,251	242
Aftermarket Technology*	2,003	25
Alliance Gaming*	8,585	129
Alloy* (a)	5,605	21
Ambassadors Group	1,336	36
AMC Entertainment*	5,220	100
American Greetings, Cl A* (a)	10,595	266
America's Car-Mart*	942	32
Ameristar Casinos	1,905	58
Applica*	3,269	13
Arbitron*	5,160	189
Arctic Cat	2,294	60
Argosy Gaming*	4,353	171
ArvinMeritor	11,580	217
Asbury Automotive Group*	1,870	25
Avatar Holdings*	770	33
Aztar*	5,760	153
Bandag	1,794	79
Bassett Furniture	1,652	31
Beasley Broadcast Group*	898	14
Beazer Homes USA (a)	2,284	244
Bebe Stores	1,000	21
Big 5 Sporting Goods*	3,809	87
BJs Restaurants*	1,810	29
Blair	1,359	38
Blount International*	986	13
Blue Nile*	630	21
Bluegreen*	2,710	30
BLYTH	4,750	147
Bob Evans Farms	5,872	159
Boca Resorts, Cl A*	3,994	74
Bombay Company*	5,931	43
Bon-Ton Stores	270	3
Boyd Gaming (a)	7,598	214
Brookfield Homes	2,487	66
Brookstone*	3,343	63
Brown Shoe	3,023	76
Buckle	1,128	31
Buffalo Wild Wings*	950	27
Building Materials Holding	2,241	62
Burlington Coat Factory	2,930	62
Cache*	1,590	24
California Pizza Kitchen*	3,301	72
Callaway Golf	11,225	119
Carmike Cinemas	1,262	44
Carters*	1,100	30
Casual Male Retail Group*	4,692	25
Catalina Marketing, Cl C	8,700	201
Cato, Cl A	3,118	69
CBRL Group (a)	7,900	285
CEC Entertainment*	6,236	229
Champion Enterprise*	11,760	121
Charlotte Russe Holding*	1,938	22
Charming Shoppes*	19,199	137
Charter Communications, Cl A* (a)	44,944	120
Cherokee	1,054	25

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Children's Place Retail Stores*	2,968	$71
Christopher & Banks	6,267	100
Churchill Downs	1,277	50
Circle Group Holdings*	3,350	6
CKE Restaurants* (a)	8,632	95
Coachmen Industries	2,354	37
Coldwater Creek* (a)	3,658	76
Cole National*	2,255	62
Collins & Aikman*	6,392	27
Conns*	1,160	16
Cooper Tire & Rubber (a)	10,766	217
Cosi*	3,430	18
Cost Plus* (a)	3,646	129
Courier	1,073	45
Cross Media Marketing* (b)	1,203	-
Crown Media Holdings, Cl A*	2,428	20
CSK Auto*	7,767	103
CSS Industries	1,163	36
Cumulus Media, Cl A*	8,225	118
Dave & Busters*	1,850	35
Deb Shops	649	16
Deckers Outdoor* (a)	1,490	51
Department 56*	2,207	36
DHB Industries*	3,407	48
Dicks Sporting Goods*	5,032	179
Dominion Homes*	700	17
Dover Downs Gaming & Entertainment	1,689	17
Dover Motorsports	2,601	11
Dress Barn*	3,264	57
Drew Industries*	1,190	43
Drugstore.com*	7,390	25
Electronics Boutique Holdings* (a)	1,937	66
Emmis Communications, Cl A* (a)	8,178	148
Empire Resorts*	1,430	11
Entravision Communications*	8,050	61
Escalade	1,310	18
Ethan Allen Interiors (a)	5,500	191
Exide Technologies*	3,340	53
Finish Line, Cl A	3,025	94
Fisher Communications*	977	47
Fleetwood Enterprises* (a)	8,948	136
Fred's	6,526	117
Furniture Brands International (a)	8,690	218
GameStop*	2,459	46
Gander Mountain*	1,020	20
Gaylord Entertainment*	5,089	158
Genesco* (a)	3,637	86
Goodyear Tire & Rubber* (a)	25,393	273
Goody's Family Clothing	3,142	26
Gray Television	7,491	89
Grey Global Group	140	139
Group 1 Automotive* (a)	3,252	89
GSI Commerce*	3,230	28
Guess?*	2,483	44
Guitar Center* (a)	4,067	176
Gymboree*	5,097	73
Hancock Fabrics	3,151	38
Handleman	3,843	79
Harris Interactive*	8,170	54
Hartmarx*	4,640	34
Haverty Furniture	3,097	54
Hayes Lemmerz International*	6,300	64
Hibbett Sporting Goods*	3,903	80
Hollinger International	9,576	166
Hollywood Entertainment*	8,781	87
Hooker Furniture	1,146	32
Hot Topic* (a)	8,046	137
IHOP (a)	3,409	130

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Information Holdings*	1,973	$54
Insight Communications*	7,495	66
Insight Enterprises*	8,077	136
Interactive Data*	6,130	115
Interface, Cl A*	7,388	59
Isle of Capri Casinos*	2,255	44
J Jill Group*	2,963	59
Jack in the Box*	6,091	193
JAKKS Pacific*	4,227	97
Jarden*	4,538	166
Jo-Ann Stores*	3,147	88
JOS A Bank Clothiers* (a)	1,705	47
Journal Communications	3,370	59
Journal Register*	7,004	132
K2*	6,935	99
Kellwood	4,529	165
Kenneth Cole Productions	1,395	39
Keystone Automotive Industries*	2,533	56
Kimball International	3,502	49
Kirkland's*	1,851	17
Krispy Kreme Doughnuts* (a)	9,160	116
K-Swiss, Cl A (a)	4,312	83
La Quinta (REIT)*	31,352	245
Lakes Entertainment* (a)	2,560	27
Landry's Restaurants	3,588	98
La-Z-Boy (a)	8,780	133
LeapFrog Enterprises* (a)	4,580	93
Levitt, Cl A	2,559	60
Libbey	2,178	41
Liberty	2,408	96
Life Time Fitness	5,620	144
Lifetime Hoan	1,060	16
Lin TV, Cl A* (a)	4,477	87
Linens 'N Things* (a)	7,529	174
Lithia Motors	2,385	51
LKQ*	2,430	44
LodgeNet Entertainment*	2,182	29
Lone Star Steakhouse & Saloon	2,544	66
M/I Homes	2,021	86
Magna Entertainment*	6,288	34
Marcus	3,288	64
Marine Products	1,440	26
MarineMax*	1,937	44
Martha Stewart Living* (a)	1,946	31
Mediacom Communications*	11,788	77
Men's Wearhouse* (a)	5,277	153
Meritage Homes*	1,770	139
MicroAge* (b)	3,579	-
Midas*	2,582	42
Modine Manufacturing	3,968	119
Monaco Coach	4,359	94
Monro Muffler Brake*	1,563	34
Movado Group	2,538	43
Movie Gallery	4,435	78
MTR Gaming Group*	3,874	36
Multimedia Games*	3,944	61
National Presto Industries*	783	33
Nautilus Group (a)	4,775	108
Navarre*	3,490	51
Navigant International* (a)	2,957	48
Nevada Gold & Casinos*	1,360	16
Nexstar Broadcasting Group, Cl A*	1,680	14
Noble International	1,060	19
Oakley	3,449	41
Orbitz* (a)	2,040	55

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
OshKosh B' Gosh, Cl A	1,111	$22
O'Charley's*	3,541	58
Overstock.com*	1,814	67
Oxford Industries	2,216	83
P. F. Chang's China Bistro* (a)	4,271	207
Palm Harbor Homes*	1,584	27
Panera Bread, Cl A* (a)	4,734	178
Papa John's International*	1,942	60
Party City*	1,908	28
Paxson Communications*	7,566	10
Payless ShoeSource* (a)	11,358	115
PC Mall*	1,300	20
Penn National Gaming*	5,339	216
Pep Boys – Manny Moe & Jack (a)	9,630	135
Perry Ellis International*	1,025	23
PetMed Express*	1,640	8
Phillips Van-Heusen	4,045	90
Pinnacle Entertainment*	5,930	82
Playboy Enterprises, Cl B*	3,264	33
Priceline.com* (a)	3,986	88
Prime Hospitality*	6,300	77
PRIMEDIA*	22,021	52
ProQuest* (a)	3,997	103
Provide Commerce*	730	15
Pulitzer	1,396	69
Quiksilver* (a)	9,420	239
R.H. Donnelley*	3,760	186
RARE Hospitality International*	5,669	151
RC2*	2,751	91
Reader's Digest Association, Cl A	16,520	241
Reading International, Cl A*	2,407	19
Red Robin Gourmet Burgers*	1,996	87
Regent Communication*	5,813	33
Rent-Way*	4,376	30
Restoration Hardware*	4,393	23
Retail Ventures*	2,210	17
Rush Enterprises*	970	11
Russ Berrie and Company	1,339	27
Russell	4,775	80
Ryans Restaurant Group*	7,632	113
Saga Communications, Cl A*	2,724	46
Salem Communications*	1,600	41
Sauer-Danfoss	1,680	29
Scholastic*	5,040	156
Scientific Games*	12,768	244
SCP Pool	8,899	238
Select Comfort*	6,078	111
Sharper Image*	1,960	42
Shoe Carnival*	1,228	14
Shopko*	4,736	82
Shuffle Master* (a)	3,869	145
Sinclair Broadcast Group, Cl A	7,468	55
Six Flags*	15,524	84
Skechers USA*	3,312	48
Skyline	1,134	45
Sonic*	9,908	254
Sonic Automotive, Cl A	4,615	93
Source Interlink Companies*	3,281	32
Spanish Broadcasting System*	6,168	61
Speedway Motorsports	2,468	82
Sports Authority* (a)	3,714	86
Sports Resorts International*	367	1
Stage Stores*	3,128	107
Stamps.com*	2,708	36
Standard Motor Products	2,008	30
Stanley Furniture	937	41

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Steak 'N Shake*	4,258	$73
Stein Mart*	4,130	63
Steinway Musical Instruments*	1,124	31
Steven Madden*	2,179	38
Stoneridge*	2,379	34
Strattec Security*	618	38
Stride Rite	6,523	67
Sturm, Ruger & Company	3,531	32
Sunterra*	3,100	30
Superior Industries (a)	3,534	106
Systemax*	1,610	9
TBC*	3,297	74
Technical Olympic USA	1,917	54
Tempur-Pedic International*	3,080	46
Tenneco Automotive* (a)	6,992	92
Thomas Nelson	1,678	33
Thor Industries	5,978	158
TiVo* (a)	7,620	50
Too*	5,741	104
Tower Automotive* (a)	9,684	20
Tractor Supply*	5,188	163
Trans World Entertainment*	3,875	38
Triarc, Cl B	5,962	68
Tuesday Morning* (a)	4,299	133
Tupperware (a)	7,503	127
UniFirst	1,506	43
United Auto Group	3,200	80
Universal Electronics*	2,331	39
Vail Resorts*	3,273	59
Valassis Communications* (a)	8,700	257
Value Line	210	8
ValueVision Media*	3,000	40
Visteon (a)	21,602	173
Warnaco Group, Cl A*	7,659	170
WCI Communities* (a)	5,645	132
WESCO International*	3,003	73
West Marine*	2,238	48
Weyco Group	450	17
William Lyon Homes*	701	62
Winnebago Industries (a)	4,332	150
WMS Industries* (a)	3,237	83
Wolverine World Wide (a)	6,644	167
World Wrestling Entertainment	2,135	26
Yankee Candle* (a)	8,292	240
Young Broadcasting, Cl A*	2,694	29
Zale* (a)	8,854	249
		24,800
Consumer Staples – 2.7%
Alico	593	25
American Italian Pasta (a)	2,674	70
Arden Group, Cl A	216	18
Boston Beer, Cl A*	1,140	29
Cal-Maine Foods (a)	2,500	27
Casey's General Stores	8,339	155
Central European Distribution*	1,957	44
Central Garden & Pet*	2,816	86
Chattem*	2,693	87
Chiquita Brands International*	6,795	118
Coca-Cola Bottling	1,134	61
Corn Products International	6,081	280
Darling International*	11,020	47
Del Laboratories*	814	27
Delta & Pine Land	6,307	169
DIMON	7,527	44
Elizabeth Arden*	3,739	79

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Farmer Brothers	1,250	$33
Flowers Foods	5,929	153
Great Atlantic & Pacific Tea*	2,758	17
Hain Celestial Group*	5,063	90
Hansen Natural*	1,000	24
Ingles Markets, Cl A	1,520	18
Inter Parfums	841	11
J & J Snack Foods*	1,254	54
John B. Sanfilippo & Son*	1,048	27
Lancaster Colony	4,040	170
Lance	4,278	69
Longs Drug Stores	5,038	122
M & F Worldwide*	1,695	22
Mannatech	2,370	33
Maui Land & Pineapple*	542	17
MGP Ingredients	1,320	13
Nash-Finch	2,055	65
National Beverage*	1,740	14
Natures Sunshine Product	1,588	24
NeighborCare*	6,271	159
Nu Skin Enterprises (a)	8,773	206
Omega Protein*	992	8
Pantry*	1,940	49
Pathmark Stores*	5,021	24
Peets Coffee & Tea*	1,964	46
Performance Food Group*	7,740	183
Playtex Products*	5,800	37
Ralcorp Holdings*	4,882	176
Rayovac*	5,746	151
Revlon*	24,357	61
Robert Mondavi, Cl A*	1,572	62
Ruddick	5,509	108
Sanderson Farms	1,722	58
Seaboard	58	34
Smart & Final*	2,085	35
Standard Commercial	2,135	34
Star Scientific* (a)	4,547	27
Topps	5,913	58
United Natural Foods*	6,614	176
Universal	4,194	187
Usana Health Sciences*	1,678	58
Vector Group (a)	4,365	66
WD-40 Company	2,846	81
Weis Markets	1,521	52
Wild Oats Markets*	4,829	42
Winn-Dixie Stores* (a)	13,710	42
		4,562
Energy – 5.5%
Atlas America*	380	8
Atwood Oceanics*	1,811	86
Berry Petroleum, Cl A	3,015	111
Brigham Exploration*	4,230	40
Cabot Oil & Gas (a)	5,491	247
Cal Dive International* (a)	6,378	227
Callon Petroleum*	2,090	26
Carbo Ceramics	2,119	153
Cheniere Energy*	3,350	66
Cimarex Energy* (a)	6,907	241
Clayton Williams Energy*	844	18
Comstock Resources*	5,783	121
Delta Petroleum*	3,140	41
Denbury Resources*	9,127	232
Dril-Quip*	1,083	24
Edge Petroleum*	2,160	34
Encore Acquisition*	3,997	138

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Energy Partners*	4,170	$68
Forest Oil* (a)	8,400	253
Frontier Oil	3,932	93
FX Energy* (a)	4,710	43
Giant Industries*	1,760	43
Global Industries*	13,553	84
Grey Wolf*	31,093	152
Gulf Island Fabrication	1,336	30
GulfMark Offshore*	2,407	39
Hanover Compressor* (a)	12,823	172
Harvest Natural Resources*	5,996	100
Helmerich & Payne	8,110	233
Holly	3,250	83
Hornbeck Offshore Services* (a)	1,010	17
Houston Exploration* (a)	2,286	136
Hydril*	2,692	116
Input/Output* (a)	10,628	110
KCS Energy*	8,163	114
Key Energy Services*	21,790	241
KFX* (a)	7,536	58
Lone Star Technologies*	4,804	182
Lufkin Industries	1,088	40
Magnum Hunter Resources*	14,478	167
Magnum Hunter Resources Warrant*	1,160	-
Matrix Service*	2,864	15
Maverick Tube*	7,066	218
McMoRan Exploration* (a)	2,204	29
Meridian Resource*	10,160	90
Mission Resources*	6,770	43
Newpark Resources*	13,988	84
NS Group*	3,057	57
Oceaneering International*	4,164	153
Offshore Logistics*	3,372	116
Oil States International* (a)	4,851	91
Overseas Shipholding Group	4,485	223
Parker Drilling*	15,735	58
Penn Virginia	3,044	121
Petroleum Development*	2,715	119
Plains Exploration & Production* (a)	12,856	307
Quicksilver Resources*	4,924	161
Range Resources (a)	11,273	197
Remington Oil & Gas*	3,607	95
Resource America, Cl A	2,477	58
RPC	1,588	28
Seabulk International*	972	10
SEACOR Holdings*	3,099	145
Southwestern Energy* (a)	6,020	253
Spinnaker Exploration* (a)	4,189	147
St. Mary Land & Exploration	4,768	190
Stone Energy*	3,842	168
Superior Energy Services*	9,047	117
Swift Energy*	4,625	111
Syntroleum*	4,680	33
Tesoro Petroleum* (a)	10,937	323
Tetra Technologies*	3,727	116
TODCO* (a)	4,240	74
TransMontaigne*	3,458	20
Unit* (a)	6,290	221
Universal Compression Holdings*	2,875	98
Veritas DGC*	5,678	129
Vintage Petroleum	8,481	170
W-H Energy Services*	4,086	85
Whiting Petroleum*	3,460	105
World Fuel Services	1,687	60
		9,225

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Financials – 22.2%
1st Source	1,968	$50
21st Century Insurance Group	3,694	49
ABC Bancorp	1,630	33
Acadia Realty Trust (REIT)	4,092	60
Accredited Home Lenders Holdings* (a)	2,725	105
Ace Cash Express*	1,500	39
Advanta, Cl B	3,278	79
Affiliated Managers Group* (a)	4,068	218
Affirmative Insurance Holdings*	2,800	44
Affordable Residential Communities	4,120	60
Alabama National	2,178	130
Alexander's (REIT)*	427	85
Alexandria Real Estate Equities	3,234	213
Alfa	5,506	77
AMCORE Financial	4,191	119
American Equity Investment Life Holding*	3,590	34
American Financial Realty (a)	18,300	258
American Home Mortgage Investment (REIT)	5,791	162
American Medical Security Group*	1,976	63
American Physicians Capital*	1,423	44
American West Bancorp*	1,708	32
AmerUS Group, Cl A (a)	6,369	261
AMLI Residential Properties Trust (REIT)	4,219	129
Anchor Bancorp	3,288	85
Anthracite Capital (REIT)	8,883	99
Anworth Mortgage Asset (REIT)	7,452	85
Apollo Investment	10,350	146
Arbor Realty Trust	1,170	26
Argonaut Group*	4,136	77
Arrow Financial	1,483	45
Ashford Hospitality Trust	3,340	31
Asta Funding	1,550	25
Baldwin & Lyons, Cl B	1,340	34
BancFirst	538	34
Bancorp Bank*	1,150	23
BancorpSouth	12,890	296
BancTrust Financial Group	1,427	27
Bank Mutual	13,144	158
Bank of Granite	2,259	44
Bank of the Ozarks	1,774	53
BankAtlantic Bancorp	7,096	130
BankUnited Financial*	4,438	129
Banner	1,687	50
Bedford Property Investors (REIT)	2,421	73
Berkshire Hills Bancorp	894	33
Beverly Hills Bancorp	2,210	23
BFC Financial*	1,150	13
BioMed Realty Trust	5,240	92
BKF Capital Group	910	27
Boston Private Financial Holdings (a)	4,555	114
Brandywine Realty Trust (REIT) (a)	7,937	226
Bristol West Holdings	2,520	43
Brookline Bancorp	9,852	154
Bryn Mawr Bank	1,174	24
Camden National	1,288	44
Capital Automotive (REIT)	5,196	162
Capital City Bank Group	1,484	57
Capital Corporation of the West	752	32
Capital Crossing Bank*	710	18
Capital Lease Funding	3,780	42
Capital Southwest	460	35
Capital Trust	1,620	47
Capitol Bancorp	1,701	50
Capstead Mortgage (REIT) (a)	2,522	31
CarrAmerica Realty (a)	8,700	284

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Cascade Bancorp	2,775	$54
Cash America International	4,733	116
Cathay General Bancorp	7,126	265
Cedar Shopping Centers	2,750	38
Center Financial	1,602	30
Central Coast Bancorp*	1,493	30
Central Pacific Financial	4,947	136
Century Bancorp, Cl A	584	19
Ceres Group*	5,030	27
Charter Financial	665	23
CharterMac	7,027	155
Chemical Financial	3,995	146
Chittenden	7,676	209
Citizens* (a)	4,887	29
Citizens Banking	7,231	236
Citizens First Bancorp	1,424	36
City Bank	1,288	45
City Holdings	2,790	92
Clark*	2,695	36
Clifton Savings Bancorp	2,290	27
CNA Surety*	2,596	28
Coastal Financial	2,173	31
CoBiz (a)	2,145	35
Colonial Properties Trust (REIT)	3,164	127
Columbia Bancorp – Maryland	969	28
Columbia Banking System	2,338	56
Commerce Group	3,850	186
Commercial Capital Bancorp	6,066	138
Commercial Federal	6,797	183
Commercial Net Lease Realty (REIT)	8,616	157
Community Bank System	4,510	113
Community Banks	1,781	52
Community First Bankshares	5,947	191
Community Trust Bancorp	1,807	56
CompuCredit*	3,112	58
Consolidated-Tomoka Land	943	33
Cornerstone Realty Income Trust (REIT)	8,366	82
Corporate Office Properties Trust (REIT)	5,669	145
Correctional Properties Trust (REIT)	1,834	50
Corus Bankshares	2,596	112
Cousins Properties	5,990	206
Crawford & Company	2,143	14
Credit Acceptance*	1,780	34
CRT Properties	4,480	96
CVB Financial	6,115	136
Danielson Holding*	7,650	47
Delphi Financial Group	4,121	166
Dime Community Bancshares	5,164	87
Direct General	2,640	76
Donegal Group, Cl A	1,050	20
Downey Financial (a)	3,270	180
East West Bancorp	8,388	282
EastGroup Properties (REIT)	3,501	116
Education Lending Group* (a)	2,090	31
EMC Insurance Group	368	8
Encore Capital Group*	2,020	38
Enstar Group*	532	26
Entertainment Properties Trust (REIT) (a)	3,924	148
Equity Inns (REIT)	7,582	75
Equity One (REIT)	5,668	111
eSPEED, Cl A*	4,019	40
Essex Property Trust (REIT)	3,815	274
F.N.B	7,720	171
F.N.B. – Virginia	1,207	32
Farmers Capital Bank	1,005	34
FBL Financial Group, Cl A	2,072	54

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Federal Agricultural Mortgage, Cl C*	1,406	$31
FelCor Lodging Trust (REIT)*	9,355	106
Fidelity Bankshares	2,198	82
Financial Federal* (a)	2,884	108
Financial Institutions	1,345	30
First Acceptance	3,410	24
First Bancorp – North Carolina	1,241	42
First Bancorp of Puerto Rico	5,740	277
First Busey	2,214	42
First Cash Financial Services*	1,960	39
First Charter	4,995	121
First Citizens Bancshares, Cl A	1,015	120
First Commonwealth Financial – Pennsylvania	11,073	151
First Community Bancorp	2,175	89
First Community Bancshares – Nevada	1,670	55
First Federal Capital	3,327	101
First Financial – Indiana	2,258	71
First Financial Bancorp – Ohio	5,854	100
First Financial Bankshares	2,280	92
First Financial Holdings	2,007	63
First Indiana	1,971	40
First Industrial Realty Trust (REIT) (a)	6,644	245
First Merchants	3,090	76
First Midwest Bancorp	7,510	260
First National Bankshares of Florida	7,986	196
First Niagara Financial Group (a)	14,047	188
First Oak Brook Bancshares	1,121	35
First of Long Island	570	24
First Place Financial	2,274	45
First Republic Bank – California (a)	2,166	100
First State Bancorp – New Mexico	1,274	40
FirstBank Fractional Shares (c)	-	-
FirstFed Financial*	2,833	138
Flagstar Bancorp	5,244	112
Flushing Financial	2,824	54
FPIC Insurance Group* (a)	1,340	35
Franklin Bank*	1,770	30
Frontier Financial	2,699	95
G B & T Bancshares	1,477	33
Gabelli Asset Management	1,103	47
Gables Residential Trust (REIT)	4,879	167
GATX	8,227	219
German American	1,547	26
Getty Realty (REIT)	2,929	77
Glacier Bancorp (a)	4,088	119
Gladstone Capital	1,282	29
Glenborough Realty Trust (REIT)	4,644	96
Glimcher Realty Trust (REIT)	5,922	144
Global Signal	8,440	193
Gold Banc	6,686	90
Government Properties Trust	3,220	31
Great American Financial Resources	1,208	18
Great Southern Bancorp	1,726	54
Greater Bay Bancorp (a)	8,568	246
Greenhill & Company*	840	20
Hancock Holding	4,638	147
Hanmi Financial	2,458	74
Harbor Florida Bancshares	3,474	108
Harleysville Group	2,158	45
Harleysville National	4,428	109
Harris & Harris Group*	2,590	27
Healthcare Realty Trust (REIT)	7,710	301
Heartland Financial USA	1,660	31
Heritage Property Investment Trust (REIT)	4,534	132
Highland Hospitality	5,770	66
Highwoods Properties (REIT)	8,652	213

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hilb, Rogal & Hobbs (a)	4,932	$179
Home Properties (REIT)	5,466	216
Horace Mann Educators	7,127	125
Horizon Financial	1,540	30
Hudson River	5,066	96
IBERIABANK	1,050	61
IMPAC Mortgage Holdings (REIT)	11,017	290
Independence Holdings	765	14
Independent Bank	2,457	76
Independent Bank – Michigan	3,097	84
Infinity Property & Casualty	3,449	102
Innkeepers USA Trust (REIT)	5,451	68
Integra Bank	2,552	55
Interchange Financial Services	1,836	44
Investment Technology Group*	7,315	112
Investors Real Estate Trust (REIT)	6,866	69
Irwin Financial	2,925	76
ITLA Capital*	888	41
Jones Lang LaSalle*	5,322	176
Kansas City Life Insurance	618	26
K-Fed Bancorp*	950	14
Kilroy Realty (REIT) (a)	4,741	180
Kite Realty Group Trust	2,860	38
KNBT Bancorp	5,100	86
Knight Trading Group* (a)	19,521	180
Kramont Realty Trust (REIT)	4,019	75
LaBranche*	8,830	75
Lakeland Bancorp	2,862	47
Lakeland Financial	972	33
LandAmerica Financial Group	3,158	144
Lasalle Hotel Properties (REIT)	4,628	128
Lexington Corporate Properties Trust (REIT)	8,039	175
LNR Property (a)	2,860	177
LTC Properties (REIT) (a)	2,458	44
Luminent Mortgage Capital	6,090	77
Macatawa Bank	1,543	43
MAF Bancorp	4,573	197
Maguire Properties	5,670	138
Main Street Banks	2,271	69
MainSource Financial Group	1,556	32
Manufactured Home Communities (REIT) (a)	3,666	122
Marlin Business Services*	990	19
MB Financial	3,217	128
MBT Financial	2,408	47
MCG Capital	5,091	88
Mercantile Bank	1,201	42
MeriStar Hospitality (REIT)*	16,091	88
Metris*	5,380	53
MFA Mortgage Investments (REIT)	12,688	117
Mid-America Apartment Communities (REIT)	2,973	116
Midland	1,512	41
Mid-State Bancshares	3,932	101
Midwest Banc Holdings	1,799	35
Mission West Properties (REIT)	2,968	31
Nara Bancorp	3,068	62
NASB Financial	510	20
National Financial Partners	5,570	199
National Health Investors (REIT)	3,641	104
National Penn Bancshares	5,743	147
National Western Life Insurance, Cl A*	361	59
Nationwide Health Properties (REIT)	10,589	220
Navigators Group*	1,432	42
NBC Capital	1,029	26
NBT Bancorp	5,495	129
Nelnet*	1,350	30
NetB@nk	8,901	89

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
New Century Financial	4,740	$285
Newcastle Investment (REIT)	5,669	174
Northwest Bancorp	3,149	71
NovaStar Financial (REIT) (a)	4,172	182
NYMAGIC	550	12
Oak Hill Financial	580	20
OceanFirst Financial	1,493	36
Ocwen Financial* (a)	6,370	58
Ohio Casualty*	10,232	214
Old National Bancorp	11,070	275
Old Second Bancorp	2,236	63
Omega Financial	1,275	44
OMEGA Healthcare Investors (REIT)	7,736	83
Oriental Financial Group	2,829	77
Origen Financial	1,370	10
Orleans Homebuilders*	516	12
Pacific Capital Bancorp	7,586	224
Park National	2,210	281
Parkway Properties (REIT)	1,831	85
Partners Trust Financial Group	5,159	53
Peapack-Gladstone Financial	1,209	37
Penn-America Group	1,602	22
PennFed Financial Services	941	29
PennRock Financial Savings	1,283	36
Pennsylvania (REIT)	5,245	203
Peoples Bancorp – Ohio	1,771	47
Peoples Holding Company	1,497	49
PFF Bancorp	2,070	79
Philadelphia Consolidated Holding*	2,977	164
Phoenix Companies (a)	15,787	164
Piper Jaffray Companies*	3,310	131
PMA Capital*	4,509	34
Post Properties (REIT)	6,338	190
Prentiss Properties Trust (REIT)	7,049	254
Presidential Life	3,553	61
Price Legacy (REIT)	3,664	69
PrivateBancorp	2,742	74
ProAssurance*	4,648	163
Prosperity Bancshares	2,766	74
Provident Bancorp	6,611	78
Provident Bankshares	5,430	182
Provident Financial Holdings	742	22
Provident Financial Services	12,946	223
PS Business Parks (REIT)	2,629	105
R&G Financial	4,641	179
RAIT Investment Trust (REIT)	4,077	112
Ramco-Gershenson Properties Trust (REIT) (a)	2,376	64
Realty Income (REIT)	6,310	284
Redwood Trust (REIT) (a)	2,672	167
Republic Bancorp	10,678	164
Republic Bancorp, Cl A – Kentucky	1,359	32
Rewards Network*	2,664	18
Riggs National (a)	2,648	59
RLI	3,733	140
Royal Bancshares of Pennsylvania, Cl A	713	17
S Y Bancorp	1,976	45
S&T Bancorp	3,952	141
Safety Insurance Group	1,669	37
Sanders Morris Harris Group	1,830	22
Sandy Spring Bancorp	2,422	79
Santander Bancorp	876	22
Saul Centers (REIT)	2,191	72
SCBT Financial	1,289	38
Seacoast Banking	1,932	41
Security Bank	778	27
Selective Insurance Group	4,627	172

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Senior Housing Properties Trust (REIT) (a)	8,946	$159
Signature Bank*	930	25
Silicon Valley Bancshares*	5,895	219
Simmons First National, Cl A	2,449	63
Smithtown Bancorp	870	22
Southern Community Financial	2,480	28
Southside Bancshares	1,557	32
Southwest Bancorp – Oklahoma	1,784	39
Southwest Bancorp of Texas (a)	11,458	231
Sovran Self Storage (REIT)	2,481	97
State Auto Financial	2,248	65
State Bancorp	1,350	31
State Financial Services, Cl A	962	26
Sterling Bancorp	2,247	61
Sterling Bancshares	7,474	101
Sterling Financial – Pennsylvania	3,587	96
Sterling Financial – Washington*	4,164	147
Stewart Information Services	2,840	112
Stifel Financial*	1,206	24
Suffolk Bancorp	1,816	55
Summit Properties (REIT)	4,685	127
Sun Bancorp – New Jersey*	1,618	35
Sun Communities (REIT)	2,688	105
Susquehanna Bancshares	7,683	189
SWS Group	2,421	39
Tanger Factory Outlet Centers (REIT)	2,270	102
Tarragon Realty Investors* (a)	1,486	19
Taubman Centers (REIT)	8,297	214
Taylor Capital Group	646	16
Tejon Ranch*	1,267	48
Texas Capital Bancshares*	4,540	82
Texas Regional Bancshares, Cl A	6,852	213
TierOne	3,101	72
Tompkins Trustco	1,162	54
Town & Country Trust (REIT)	2,910	74
Tradestation Group*	3,131	19
Trammell Crow*	5,464	86
Triad Guaranty*	1,559	86
TriCo Bancshares	1,870	39
TrustCo Bank Corporation of New York	11,917	153
Trustmark	7,490	233
U.S. Restaurant Properties (REIT)	3,342	56
UICI	6,303	206
UMB Financial	2,519	120
Umpqua Holdings (a)	7,295	165
Union Bankshares	1,448	45
United Bankshares	5,960	207
United Community Banks	4,746	115
United Community Financial	4,503	51
United Fire & Casualty	1,204	69
United PanAm Financial*	774	14
Universal American Financial*	4,843	63
Universal Health Realty Income Trust (REIT)	1,958	59
Univest Corporation of Pennsylvania	1,270	52
Unizan Financial	3,628	100
Urstadt Biddle Properties, Cl A (REIT)	3,514	54
USB Holding	2,116	53
USB Holding Company Fractional Share (c)	–	–
USI Holdings*	5,879	80
Vesta Insurance Group	6,020	27
Virginia Commerce Bancorp*	1,136	31
Virginia Financial Group	1,199	39
Washington Real Estate Investment Trust (REIT)	6,967	211
Washington Trust Bancorp	2,203	58
Waypoint Financial	4,995	138
WesBanco	2,946	86

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
West Bancorp	2,815	$47
West Coast Bancorp – Oregon	2,507	52
Westamerica Bancorporation	5,180	284
Western Sierra Bancorp*	1,072	36
Westfield Financial	810	19
Wilshire Bancorp*	1,120	34
Winston Hotels (REIT)	3,870	41
Wintrust Financial	3,375	193
World Acceptance*	2,684	62
WSFS Financial	1,001	50
Yardville National Bancorp	1,454	42
Zenith National Insurance	1,774	75
		37,396
Health Care – 12.8%
Abaxis*	2,910	38
Abgenix* (a)	13,567	134
ABIOMED*	2,540	22
Able Laboratories* (a)	2,727	52
Adolor*	6,481	73
Advanced Medical Optics* (a)	5,955	236
Advanced Neuromodulation Systems*	3,349	102
Advancis Pharmaceuticals*	1,400	11
Advisory Board*	2,948	99
Aksys* (a)	1,344	6
Albany Molecular Research* (a)	3,875	37
Alderwoods Group*	6,671	66
Alexion Pharmaceuticals*	4,512	81
Align Technology*	8,687	133
Alkermes* (a)	14,958	173
Alliance Imaging*	2,094	16
Allscripts Healthcare Solutions* (a)	4,570	41
Alpharma, Cl A	6,553	120
AMEDISYS*	2,180	65
America Service Group*	1,180	48
American Healthways*	4,822	140
American Medical Systems*	4,213	153
AMERIGROUP*	4,125	232
AMN Healthcare Services*	1,915	23
Amsurg, Cl A*	5,048	107
Analogic (a)	1,829	76
Animas*	710	11
Antigenetics*	4,236	26
Applera*	12,179	142
Apria Healthcare Group*	8,330	227
Ariad Pharmaceuticals*	8,724	58
Array Biopharma*	3,980	28
Arrow International (a)	3,086	92
Arthrocare*	3,547	104
Aspect Medical Systems*	2,047	37
AtheroGenics* (a)	6,180	204
Atrix Laboratories*	3,657	112
Avant Immunotherapeutics*	12,402	21
Axonyx*	8,550	48
Barrier Therapeutics*	1,090	13
Bentley Pharmaceuticals*	2,565	27
Beverly Enterprises*	17,894	135
BioCryst Pharmaceuticals*	2,730	14
Bioenvision*	3,530	28
Biolase Technology (a)	3,583	29
BioMarin Pharmaceutical*	10,744	56
Bio-Rad Laboratories, Cl A*	2,900	148
Bio-Reference Labs*	1,290	18
Biosite* (a)	2,158	106
BioVeris*	3,424	21
Bone Care International*	2,607	63

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Bradley Pharmaceuticals* (a)	2,259	$46
Bruker BioSciences*	3,570	12
CancerVax* (a)	2,760	22
Candela*	3,208	37
Caraco Pharmaceutical Laboratories*	1,510	12
Cardiac Science*	12,239	23
CardioDynamics International*	6,011	28
Cell Genesys*	7,457	67
Cell Therapeutics* (a)	9,256	63
Centene*	3,381	144
Cepheid*	6,965	60
Cerner* (a)	4,749	205
Chemed	2,027	113
Ciphergen Biosystems*	3,864	15
Closure Medical*	1,149	16
Computer Programs & Systems	959	19
Conceptus*	4,252	39
CONMED*	4,966	131
Connetics*	5,240	142
Corcept Therapeutics*	750	6
Corgentech* (a)	1,280	22
Corixa*	9,293	39
Corvel*	1,056	31
Cross Country Healthcare*	3,833	59
CTI Molecular Imaging*	5,194	42
Cubist Pharmaceuticals*	6,713	66
CuraGen*	7,184	40
Curis*	6,920	31
CV Therapeutics* (a)	5,259	66
Cyberonics* (a)	2,889	59
Cypress Biosciences*	4,900	57
Cytogen*	2,590	27
Cytokinetics*	1,260	17
Datascope	1,856	69
deCODE Genetics*	8,010	60
Dendreon*	9,643	81
Dendrite International*	6,024	97
DepoMed* (a)	3,520	18
Diagnostic Products	3,498	143
Digene*	2,342	61
Discovery Laboratories*	7,799	52
Diversa*	3,947	33
DJ Orthopedics*	2,982	53
DOV Pharmaceutical*	2,356	40
Durect* (a)	5,064	7
DUSA Pharmaceuticals*	2,500	29
Dyax*	4,370	33
Dynavax Technologies*	1,040	6
Eclipsys*	6,181	96
Encore Medical*	5,130	26
Encysive Pharmaceuticals* (a)	9,476	86
Endocardial Solutions*	3,660	42
Enzo Biochem*	4,027	60
Enzon*	7,317	117
EPIX Medical*	3,807	74
eResearch Technology*	7,423	99
Exactech*	1,015	21
Exelixis*	10,509	85
E-Z-EM*	1,100	20
First Health Group*	15,280	246
First Horizon Pharmaceutical*	4,380	88
Genaera*	8,750	34
Genelabs Technologies*	14,690	38
Genencor International*	1,369	22
Genesis HealthCare*	3,315	101
Genta*	10,118	27

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Gentiva Health Services*	4,213	$69
Geron*	7,524	45
GTx*	910	11
Guilford Pharmaceuticals* (a)	7,331	37
Haemonetics*	3,151	103
Hanger Orthopedic Group*	3,575	18
HealthExtras*	2,769	39
Hollis-Eden Pharmaceuticals*	2,299	25
Hologic*	3,403	66
Hooper Holmes	9,553	43
Human Genome Sciences*	21,650	236
ICU Medical* (a)	1,761	46
IDX Systems*	3,463	112
I-Flow*	3,030	44
ILEX Oncology*	6,520	164
Illumina*	4,850	29
Immucor*	4,975	123
Immunicon*	1,010	10
ImmunoGen*	6,107	31
Immunomedics*	7,526	20
Impax Laboratories* (a)	8,115	125
Incyte* (a)	10,185	98
Indevus Pharmaceuticals*	6,902	49
InKine Pharmaceuticals*	8,120	41
Inspire Pharmaceuticals*	6,339	100
Integra LifeSciences* (a)	3,388	109
InterMune*	4,787	56
Intuitive Surgical*	5,593	138
Invacare	4,169	192
Inveresk Research Group*	4,904	181
Inverness Medical Innovations*	2,240	47
Isis Pharmaceuticals*	8,646	42
Isolagen*	3,690	35
Ista Pharmaceuticals*	1,340	16
IVAX Diagnostics*	1,030	6
Kensey Nash*	1,588	42
Keryx Biopharmaceuticals*	3,610	40
Kindred Healthcare*	4,396	107
Kos Pharmaceuticals*	1,992	71
Kosan Biosciences*	3,520	20
K-V Pharmaceutical, Cl A*	5,957	107
Kyphon*	3,880	96
LabOne*	3,098	91
Lannet*	1,156	11
Laserscope*	3,021	61
LCA-Vision	1,720	44
Lexicon Genetics*	10,568	70
LifeCell*	4,740	47
Lifeline Systems*	1,852	45
Lifepoint Hospitals* (a)	6,379	191
Ligand Pharmaceuticals*	12,333	124
Luminex*	4,475	32
Magellan Health Services*	4,490	164
Marshall Edwards*	1,200	11
Matria Healthcare*	1,720	49
Matthews International, Cl A	5,373	182
Maxim Pharmaceuticals* (a)	4,730	13
Maxygen*	3,755	37
Medarex* (a)	13,204	97
MedCath*	1,010	16
Medical Action Industries*	1,357	23
Medical Staffing Network Holdings*	2,027	12
Medicines*	7,964	192
Mentor (a)	7,302	246
Merge Technologies*	1,830	32
Merit Medical Systems*	3,910	59

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Micro Therapeutics*	1,961	$8
Microtek Medical Holdings*	7,170	23
Mine Safety Appliances	3,596	146
Molecular Devices*	2,100	49
Molina Healthcare*	1,730	61
Myogen*	2,330	19
Myriad Genetics*	5,113	87
NABI Biopharmaceuticals*	9,611	129
Nanogen* (a)	5,680	22
National Healthcare	1,123	32
NDCHealth	6,008	96
NeoPharm*	2,872	25
Neose Technologies*	3,953	30
Neurogen*	4,170	27
Nitromed*	1,640	39
Northfield Laboratories* (a)	3,170	42
Noven Pharmaceuticals*	3,898	81
NPS Pharmaceuticals* (a)	6,212	135
Nutraceutical International*	1,170	16
NuVasive*	1,080	11
Nuvelo*	4,729	47
OCA* (a)	7,046	33
Ocular Sciences* (a)	3,248	156
Odyssey Healthcare*	6,105	108
Omnicell*	3,629	48
Onyx Pharmaceuticals* (a)	5,787	249
Option Care	2,210	34
OraSure Technologies*	6,624	42
OrthoLogic*	5,758	41
Orthovita*	7,750	35
Oscient Pharmaceuticals* (a)	10,130	36
Owens & Minor	6,288	160
Pain Therapeutics*	4,307	31
Palatin Technologies*	8,787	26
Palomar Medical Technologies*	2,000	44
Par Pharmaceutical Companies* (a)	5,710	205
PAREXEL International*	4,361	85
PDI*	1,410	38
Pediatrix Medical Group*	4,087	224
Penwest Pharmaceuticals*	2,773	31
Peregrine Pharmaceuticals*	20,982	34
Perrigo	10,203	210
Per-Se Technologies*	3,783	52
Pharmacyclics*	3,270	34
Pharmion*	2,480	128
Pharmos* (a)	14,680	42
PolyMedica	4,386	135
Possis Medical*	2,679	42
POZEN*	4,002	35
Praecis Pharmaceuticals*	8,735	19
Priority Healthcare, Cl B*	4,498	91
Progenics Pharmaceutical*	1,965	29
Province Healthcare* (a)	8,592	180
ProxyMed Pharmacy*	1,000	10
PSS World Medical*	11,251	113
Psychiatric Solutions*	1,650	42
Quidel*	5,272	24
Radiation Therapy Services*	3,750	43
Regeneration Technologies*	3,873	31
Regeneron Pharmaceutical*	6,330	55
RehabCare Group*	2,705	62
Renovis*	1,000	8
Res-Care*	2,910	34
Rigel Pharmaceuticals*	1,670	42
Salix Pharmaceuticals*	6,005	129
Santarus*	1,400	13

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
SciClone Pharmaceuticals*	7,438	$26
Seattle Genetics*	5,207	34
Select Medical	15,360	206
Serologicals* (a)	4,170	97
SFBC International*	2,334	61
Sierra Health Services* (a)	3,836	184
SOLA International*	5,338	102
Sonic Innovations*	3,070	14
SonoSite*	2,456	64
Specialty Laboratories*	1,331	14
STERIS* (a)	11,650	256
Stewart Enterprises, Cl A*	17,924	125
Sunrise Senior Living* (a)	2,710	95
SuperGen* (a)	7,390	46
SurModics* (a)	2,367	56
Sybron Dental Specialties*	6,429	191
Symbion*	1,380	22
Tanox*	3,962	67
Techne* (a)	6,863	262
Telik*	7,288	163
Tercica*	950	9
Third Wave Technologies*	4,685	32
Thoratec*	7,554	73
Transkaryotic Therapies*	4,888	87
Trimeris*	2,604	39
TriPath Imaging*	4,594	38
TriZetto Group*	5,232	31
United Surgical Partners* (a)	4,692	161
United Therapeutics*	3,154	110
Urologix*	2,350	15
Valeant Pharmaceuticals International (a)	13,980	337
Varian*	5,791	219
Ventana Medical Systems*	2,283	115
Ventiv Health*	3,080	52
Vertex Pharmaceuticals* (a)	13,145	138
Viasys Healthcare*	5,138	86
Vicuron Pharmaceuticals*	7,822	115
Vion Pharmaceuticals*	9,240	39
VistaCare, Cl A* (a)	1,502	23
VISX* (a)	8,135	168
Vital Signs	831	27
West Pharmaceutical Services	4,782	100
Wilson Greatbatch Technologies*	3,569	64
Wright Medical Group*	4,431	111
Young Innovations	780	26
ZILA*	7,570	31
Zoll Medical*	1,539	51
ZymoGenetics*	3,237	56
		21,536
Industrials – 13.7%
A. S. V.*	1,302	49
A.O. Smith	2,844	69
AAON*	1,459	25
AAR*	5,377	67
ABM Industries	6,267	126
Aceto	2,662	38
Actuant, Cl A* (a)	3,954	163
Acuity Brands	7,106	169
Administaff*	3,607	42
AirTran Holdings*	14,100	140
Alaska Air Group*	4,935	122
Albany International, Cl A	4,377	130
Alexander & Baldwin	7,099	241
Amerco*	1,550	59
America West Holdings, Cl B* (a)	5,858	32

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
American Superconductor*	4,070	$51
American Woodmark	1,784	66
Ameron International	1,373	45
Angelica	1,489	37
Apogee Enterprises (a)	4,582	59
Applied Industrial Technology	2,857	102
Applied Signal Technology	1,586	51
Arkansas Best	3,676	135
Armor Holdings*	4,763	198
Artesyn Technologies*	5,736	57
Asset Acceptance Capital*	1,310	22
Astec Industries*	2,361	45
Aviall*	3,935	80
Baldor Electric	5,497	130
Banta (a)	4,152	165
Barnes Group (a)	2,374	65
BE Aerospace*	6,550	60
Bowne & Company	5,842	76
Brady, Cl A	3,035	148
Bright Horizons Family Solutions*	2,205	120
C&D Technologies	4,876	93
Capstone Turbine*	13,890	21
Cascade	1,776	49
Casella Waste Systems*	3,279	39
CDI	2,057	42
Central Freight Lines*	1,430	9
Central Parking	3,089	41
Century Business Services*	10,541	47
Ceradyne*	2,663	117
Charles River Associates*	1,699	65
Circor International	2,564	50
CLARCOR	4,087	195
Coinstar* (a)	3,558	83
Color Kinetics*	2,980	38
Comfort Systems USA*	6,420	42
CompX International*	570	9
Consolidated Graphics*	1,887	79
Continental Airlines, Cl B*	11,051	94
Cornell Companies*	2,222	28
Corrections Corporation of America*	5,861	207
CoStar Group*	2,676	132
Covenant Transport, Cl A*	1,453	28
Cubic	2,610	60
CUNO*	2,826	163
Curtiss-Wright	3,486	200
Delta Air Lines* (a)	17,870	59
DiamondCluster, Cl A*	3,900	48
Dollar Thrifty Automotive*	4,225	103
DRS Technologies*	3,954	148
Ducommun*	1,215	27
Duratek*	1,700	30
Dycom Industries*	8,093	230
EDO	2,611	72
EGL* (a)	5,969	181
Electro Rent*	3,005	33
ElkCorp	3,292	91
EMCOR Group*	2,528	95
Encore Wire*	2,644	35
Energy Conversion Devices*	3,359	45
Engineered Support Systems (a)	3,714	170
Ennis Business Forms	2,731	58
EnPro Industries*	3,456	83
ESCO Technologies*	2,161	146
Esterline Technologies*	3,368	103
Exponent*	1,000	28
ExpressJet Holdings*	6,536	65

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Exult*	8,403	$44
Federal Signal (a)	8,026	149
First Advantage*	520	8
Flanders*	2,180	19
Florida East Coast Industries, Cl A	3,349	126
Flowserve*	9,050	219
FLYi* (a)	7,570	30
Forward Air* (a)	3,586	144
Franklin Electric	2,702	107
Frontier Airlines*	5,929	46
FTI Consulting* (a)	7,105	134
FuelCell Energy* (a)	7,050	72
G & K Services, Cl A	2,911	116
Gardner Denver*	3,298	91
GenCorp	6,608	90
General Binding*	1,001	14
General Cable*	6,919	74
Genesee & Wyoming, Cl A*	2,816	71
Genlyte Group*	2,031	131
Geo Group*	1,572	32
GEVITY HR	3,952	61
Global Power Equipment*	5,645	42
Gorman-Rupp	1,353	28
Granite Construction	5,555	133
Greenbrier Companies*	947	23
Greg Manning Auctions*	840	9
Griffon* (a)	4,069	86
Healthcare Services Group	2,480	45
Heartland Express (a)	7,577	140
HEICO	3,252	57
Heidrick & Struggles International*	2,790	80
Herley Industries*	1,910	36
Hexcel*	3,664	51
Hub Group*	1,200	45
Hudson Highland Group*	1,665	49
IDEX	8,028	273
II-VI*	1,869	65
Imagistics International*	2,781	93
Innovative Solutions and Support*	1,160	28
Insituform Technologies, Cl A*	4,458	83
Insurance Auto Auctions*	1,445	25
Integrated Electrical Services*	5,484	26
Intermagnetics General*	4,666	108
Intersections*	1,180	17
Invision Technologies*	2,912	131
Ionics* (a)	3,069	83
Jacuzzi Brands*	12,579	117
JLG Industries	7,380	124
John H. Harland	4,625	145
Joy Global (a)	8,484	292
Kadant*	2,383	44
Kaman	3,402	41
Kansas City Southern Industries*	10,040	152
Kaydon (a)	4,493	129
Kelly Services, Cl A	2,936	78
Kennametal	5,900	266
Kforce*	4,260	36
Kirby*	3,620	145
Knight Transportation*	6,112	131
Korn/Ferry International*	5,216	95
KVH Industries*	2,404	17
Labor Ready*	6,902	97
Laidlaw International*	17,330	285
Landstar* (a)	4,970	292
Lawson Products	730	30
Layne Christensen*	1,640	25

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Learning Tree International*	1,465	$21
LECG*	2,180	37
Lennox International (a)	7,396	110
Lincoln Electric Holdings	5,614	176
Lindsay Manufacturing	1,895	51
LSI Industries	3,292	34
MagneTek*	3,950	30
Manitowoc	4,454	158
Marten Transport*	1,530	27
MasTec*	3,917	21
McGrath Rentcorp	1,609	59
Medis Technologies* (a)	2,167	24
MemberWorks* (a)	982	26
Mercury Computer Systems* (a)	3,541	95
Mesa Air Group*	5,292	27
Microvision*	3,110	18
Middleby*	740	39
Milacron* (a)	4,590	14
Mobile Mini*	2,400	60
Moog, Cl A*	4,345	158
MTC Technologies*	1,204	33
Mueller Industries	5,571	239
NACCO Industries, Cl A	785	68
Navigant Consulting*	7,658	168
NCI Building Systems*	3,245	104
NCO Group*	4,507	121
Nordson	4,431	152
Northwest Airlines* (a)	12,474	102
NuCo2*	1,140	22
Old Dominion Freight Lines*	2,750	79
Orbital Sciences*	8,124	93
Overnite	4,670	147
PAM Transportation Services*	1,786	34
Pacer International* (a)	4,610	76
Penn Engineering & Manufacturing	1,793	33
Perini*	1,126	16
Pico Holdings*	1,336	25
Pinnacle Airlines*	3,240	33
Plug Power*	8,085	52
Portfolio Recovery Associates*	2,023	59
Powell Industries*	1,137	19
Power-One*	10,660	69
Pre-Paid Legal Services*	1,744	45
PRG-Schultz International*	6,840	39
Princeton Review*	2,755	21
Quality Distribution*	1,390	8
Quanta Services*	12,021	73
Quixote	1,257	24
RailAmerica*	6,137	68
Raven Industries	1,294	58
Regal-Beloit	3,913	95
Reliance Steel & Aluminum	4,706	187
Republic Airways Holdings*	830	7
Resources Connection*	3,856	146
Robbins & Myers	1,811	40
Rollins	3,257	79
Schawk	1,511	22
School Specialty*	3,757	148
SCS Transportation*	2,481	47
Sequa, Cl A*	1,036	54
Shaw Group* (a)	10,552	127
SI International*	840	18
Simpson Manufacturing (a)	2,939	186
SITEL*	9,720	21
SkyWest	9,839	148
Sotheby's Holdings, Cl A*	7,622	120

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
SOURCECORP*	2,692	$60
Spherion*	10,076	79
Standard Register	1,733	18
Standex International	1,969	48
Stewart & Stevenson Services	4,795	85
Strayer Education	2,467	284
Swift Transportation* (a)	8,280	139
Sypris Solutions	1,128	15
Tecumseh Products, Cl A	2,648	111
Teledyne Technologies*	5,420	136
Teletech Holdings* (a)	6,279	59
Tennant	1,603	65
Terex* (a)	8,231	357
Tetra Tech* (a)	9,332	118
Thomas & Betts* (a)	9,802	263
Thomas Industries	2,423	76
Toro (a)	3,794	259
TRC*	1,518	28
Tredegar	4,619	84
Trex*	1,718	76
Trinity Industries (a)	6,125	191
Triumph Group*	2,642	89
U.S. Xpress Enterprises*	964	18
Ultralife Batteries*	2,340	24
United Industrial	1,774	58
United Rentals* (a)	7,196	114
United Stationers*	5,646	245
Universal Forest Products	2,716	93
Universal Technical Institute*	2,360	71
URS*	5,238	140
USF (a)	4,628	166
USG* (a)	5,746	105
Valence Technology* (a)	9,043	31
Valmont Industries	2,288	48
Vicor	3,192	32
Volt Information Sciences*	1,322	38
Wabash National* (a)	4,525	124
Wabtec	6,326	118
Walter Industries	3,930	63
Washington Group International*	4,213	146
Waste Connections*	7,721	245
Water Pik Technologies*	1,660	25
Watsco	3,719	112
Watson Wyatt & Company Holdings	5,378	141
Watts Water Technologies, Cl A	3,965	106
Werner Enterprises (a)	8,000	154
Woodward Governor	1,619	109
York International (a)	6,584	208
		23,124
Information Technology – 16.8%
24/7 Real Media*	3,630	14
Accelrys*	4,068	27
Actel*	4,294	65
ActivCard*	7,045	43
Actuate*	8,630	30
Adaptec*	18,210	138
ADE*	1,580	27
Advanced Digital Information*	10,711	93
Advanced Energy Industries*	3,766	35
Advent Software* (a)	3,938	66
Aeroflex*	11,008	116
Agile Software*	8,707	69
Agilysys	4,789	83
Airspan Networks*	5,140	28
Alliance Semiconductor*	3,401	12

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Altiris*	3,464	$110
AMIS Holdings*	5,210	70
Anaren*	3,448	46
Anixter International* (a)	4,723	166
Ansoft*	1,223	19
AnswerThink*	7,510	40
ANSYS*	2,564	128
Anteon International*	4,320	158
Applied Films*	2,458	44
aQuantive*	7,927	76
Ariba*	9,982	93
Arris Group* (a)	14,514	76
Artisan Components*	3,845	112
Ascential Software*	9,894	133
AsiaInfo Holdings*	5,892	29
Aspect Communication*	6,784	67
Aspen Technology* (a)	6,891	48
Asyst Technologies*	7,837	40
Atari*	1,539	2
Atheros Communications*	1,550	16
ATMI* (a)	5,210	107
Audiovox*	2,868	48
August Technology*	2,960	20
Authentidate Holding*	4,830	29
Autobytel*	6,932	62
Avanex*	13,297	27
Axcelis Technologies* (a)	16,591	137
BEI Technologies	1,851	51
Bel Fuse	1,820	60
Belden CDT	7,819	170
Benchmark Electronics* (a)	6,849	204
BISYS Group*	20,090	294
Black Box (a)	2,695	100
Blue Coat Systems*	1,500	22
Borland Software*	13,479	113
Brightpoint*	3,070	53
Brocade Communications Systems* (a)	43,290	245
Brooks Automation*	7,435	105
Cabot Microelectronics* (a)	4,142	150
CACI International, Cl A* (a)	4,859	256
California Micro Devices*	3,520	27
Captaris*	5,360	23
Carreker*	3,380	26
Carrier Access*	3,340	23
Catapult Communications*	1,035	19
CCC Information Services Group*	2,120	38
C-COR.net*	7,178	61
Checkpoint Systems*	6,061	94
Cherokee International*	1,180	10
Chordiant Software*	12,870	37
CIBER*	8,511	64
Cirrus Logic* (a)	14,082	67
Clarus*	2,210	19
CMGI*	62,891	76
CNET Networks*	21,282	195
Cognex	6,669	175
Coherent*	5,038	131
Cohu	3,578	53
CommScope* (a)	8,706	188
CompuCom Systems*	3,624	17
Comtech Telecommunications*	2,377	64
Concord Communications*	3,048	27
Concur Technologies*	4,368	46
Corillian*	5,410	25
Covansys*	3,350	39
Cray*	14,298	50

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Credence Systems* (a)	14,241	$103
CSG Systems International*	9,004	139
CTS	6,024	76
CyberGuard*	2,856	17
CyberOptics*	1,240	19
CyberSource*	4,560	22
Cymer* (a)	6,137	176
Daktronics*	2,406	59
DDi*	4,350	22
Digi International*	3,580	41
Digimarc*	2,578	23
Digital Insight* (a)	5,854	80
Digital River*	5,319	158
Digital Theater Systems*	2,800	51
DigitalNet Holdings*	1,020	31
Digitas*	8,959	69
Diodes*	1,191	31
Dionex*	2,994	164
Ditech Communications*	4,740	106
Dot Hill Systems*	7,241	58
DoubleClick* (a)	19,260	114
Drexler Technology* (a)	1,623	15
DSP Group*	4,870	103
DuPont Photomasks*	2,447	42
E.piphany*	12,683	51
Eagle Broadband* (a)	33,710	24
EarthLink*	23,052	237
Echelon*	4,674	37
eCollege.com*	2,654	26
eFunds*	7,983	148
Electro Scientific Industries*	4,700	82
Electronics for Imaging* (a)	8,947	145
Embarcadero Technologies*	3,542	30
Emulex*	13,720	158
Entegris*	7,279	61
Enterasys Networks*	35,059	56
Entrust*	10,609	27
Epicor Software*	6,928	83
EPIQ Systems* (a)	2,281	36
Equinix*	1,620	50
ESS Technology* (a)	5,592	38
Euronet Worldwide*	3,749	70
Exar* (a)	6,827	97
Excel Technologies*	1,995	52
Extreme Networks* (a)	18,019	80
F5 Networks* (a)	5,746	175
FactSet Research Systems (a)	3,400	164
FalconStor Software* (a)	4,403	33
FARO Technologies*	1,760	36
FEI* (a)	3,976	79
FileNet*	6,499	113
FindWhat.com* (a)	4,271	80
Finisar* (a)	27,604	36
FormFactor* (a)	4,630	90
Forrester Research*	2,275	35
FSI International*	4,980	21
Gartner, Cl A*	11,432	134
Gateway* (a)	37,170	184
Genesis Microchip*	5,352	72
Global Imaging Systems*	3,852	120
Harmonic*	11,990	80
Helix Technology	4,163	57
Homestore*	18,853	44
Hutchinson Technology* (a)	4,159	111
Hypercom*	8,501	63
Hyperion Solutions* (a)	6,514	221

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Identix*	14,724	$98
iGATE*	3,474	13
Imation	5,710	203
Inet Technologies*	3,889	49
Infocrossing* (a)	2,620	41
InFocus*	6,609	61
Informatica*	14,308	84
InfoSpace* (a)	5,330	253
infoUSA*	5,310	47
INTAC International*	1,310	11
Integrated Device Technology* (a)	17,590	168
Integrated Silicon Solution*	5,956	43
InterCept*	2,763	52
InterDigital Communications*	9,270	151
Intergraph*	6,095	166
InterNAP Network Services*	39,460	26
Internet Capital Group*	6,350	41
Internet Security Systems* (a)	6,789	115
Inter-Tel	3,430	74
Intervideo*	1,430	17
InterVoice*	5,997	65
Interwoven*	6,748	49
Intevac*	2,790	18
Intrado*	2,879	29
Iomega*	7,902	37
iPass*	7,370	44
iPayment*	1,755	70
Itron*	3,323	58
iVillage*	5,250	31
IXIA*	4,415	43
IXYS*	3,134	22
J2 Global Communications*	3,140	99
JDA Software*	4,295	46
Jupitermedia*	2,610	46
Keane* (a)	8,428	129
Keithley Instruments	2,099	37
KEMET*	14,424	117
Keynote Systems*	2,568	36
Kintera*	1,110	10
Komag*	4,589	64
Kopin*	11,697	48
Kronos*	5,182	230
Kulicke & Soffa*	8,485	48
Landauer	1,362	64
Lattice Semiconductor*	18,883	93
Lawson Software*	9,272	52
Leadis Technology*	4,590	52
LeCroy*	1,300	22
Lexar Media*	11,814	99
Lionbridge Technologies*	7,777	67
Littelfuse*	3,686	127
LookSmart*	15,938	23
LTX*	10,164	55
Macrovision* (a)	8,230	198
Magma Design Automation*	4,113	62
Manhattan Associates*	5,034	123
ManTech International*	2,806	53
Manugistics Group*	9,161	22
MAPICS*	4,238	38
MapInfo*	3,370	36
Marchex*	690	9
MarketWatch.com*	1,740	22
MatrixOne*	8,726	44
Mattson Technology*	6,661	51
Maximus*	3,117	90
Maxwell Technologies*	1,770	18

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
McDATA, Cl A*	19,610	$99
Measurement Specialties*	1,780	44
Mentor Graphics* (a)	11,685	128
Merix*	3,010	31
Methode Electronics, Cl A	5,648	72
Metrologic Instruments*	1,748	28
Micrel*	11,419	119
Micromuse*	13,060	48
Micros Systems*	2,685	134
Microsemi*	9,926	140
MicroStrategy*	1,998	82
Microtune*	8,580	45
Midway Games*	7,699	76
Mindspeed Technologies* (a)	16,605	33
MIPS Technologies, Cl A*	6,840	39
MKS Instruments* (a)	5,409	83
Mobility Electronics*	4,120	34
Monolithic System Technology*	3,897	17
MPS Group*	17,540	148
MRO Software*	3,265	33
MRV Communications* (a)	17,620	44
MSC.Software*	4,570	37
MTS Systems	3,368	72
Mykrolis*	6,881	69
National Processing*	1,468	39
Neoforma*	1,542	14
Net2Phone*	5,955	19
Netegrity*	5,478	41
NETGEAR*	3,610	44
NetIQ*	9,518	102
NetRatings*	1,969	35
NetScout Systems*	3,957	21
Network Equip Technologies*	4,000	26
Newport*	7,119	82
NIC*	5,199	28
NMS Communications*	7,760	38
Novatel Wireless*	3,080	72
OmniVision Technologies* (a)	9,362	132
ON Semiconductor* (a)	20,085	63
Open Solutions*	2,190	55
Openwave Systems*	10,726	95
Oplink Communications*	17,841	32
OPNET Technologies*	1,965	20
Opsware* (a)	8,559	48
Optical Communication Products*	3,060	6
OSI Systems*	2,433	39
Overland Storage*	2,281	32
Packeteer*	5,480	59
Palm* (a)	6,979	212
Palmsource*	2,442	51
Paradyne Networks*	6,570	30
Parametric Technology*	44,682	236
Park Electrochemical	2,784	59
Paxar*	5,769	131
PC Connection*	1,202	8
PC-tel*	3,354	28
PDF Solutions*	2,438	30
PEC Solutions*	2,246	26
Pegasus Solutions*	3,884	46
Pegasystems*	1,884	13
Pericom Semiconductor*	3,692	36
Perot Systems, Cl A*	12,692	204
Photon Dynamics* (a)	2,778	56
Photronics* (a)	5,426	90
Pinnacle Systems*	11,488	48
Pixelworks*	6,756	68

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Planar Systems*	2,441	$27
PLATO Learning*	3,840	34
Plexus*	7,184	79
PLX Technology*	3,590	26
Portal Software*	5,378	15
Power Integrations* (a)	4,601	94
Powerwave Technologies*	17,390	107
Presstek*	4,290	41
Progress Software*	5,253	105
QAD	2,134	15
Quality Systems*	559	28
Quantum* (a)	30,074	69
Quest Software*	8,301	92
RadiSys* (a)	3,126	44
RAE Systems*	5,760	32
RealNetworks* (a)	18,770	87
Redback Networks*	5,206	27
Redback Networks – Warrant* (a)	707	2
REMEC*	10,269	48
Renaissance Learning	1,273	28
Retek*	9,311	42
RF Micro Devices*	32,047	203
Rofin-Sinar Technologies*	2,495	73
Rogers*	2,766	118
RSA Security* (a)	10,306	199
Rudolph Technologies* (a)	2,142	36
S1*	11,775	94
Safeguard Scientifics* (a)	19,974	37
SAFENET* (a)	3,962	105
Sapient*	13,146	100
SBS Technologies*	2,544	31
ScanSoft*	13,475	55
ScanSource*	2,090	133
SeaChange International*	4,085	65
Secure Computing*	5,936	45
SeeBeyond Technologies*	8,274	25
Semitool*	2,713	21
SERENA Software* (a)	4,186	70
SigmaTel*	4,100	87
Silicon Graphics* (a)	43,564	62
Silicon Image*	12,350	156
Silicon Storage Technology*	13,544	86
Siliconix*	976	35
SimpleTech*	3,360	12
SIPEX*	3,305	17
SiRF Technology Holdings*	1,830	26
Skyworks Solutions* (a)	24,978	237
Sohu.com* (a)	3,687	61
Sonic Solutions*	3,120	51
SonicWALL*	9,919	67
Spatialight* (a)	3,920	23
SpectraLink	3,179	30
SPSS*	2,367	32
SRA International, Cl A*	2,168	112
SS&C Technologies	2,264	44
Staktek Holdings*	1,710	7
Standard Microsystems*	3,072	54
StarTek	1,815	57
Stellent*	3,251	25
StorageNetworks* (c)	15,089	-
Stratasys	1,531	48
Stratex Networks	14,048	31
Suntron*	410	2
Supertex*	1,482	29
Supportsoft*	6,057	59
Sycamore Networks*	29,133	110

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Sykes Enterprises*	4,179	$19
Symmetricom*	7,491	71
Synaptics*	3,672	74
SYNNEX*	1,090	19
Syntel	1,224	20
Take-Two Interactive Software* (a)	7,447	245
TALX	2,279	53
TASER International* (a)	4,020	151
Technitrol*	6,734	131
Tekelec* (a)	8,283	138
Terayon Communications*	11,149	24
Terremark Worldwide*	50,100	32
Tessera Technologies*	4,020	89
ThermoGenesis*	7,450	36
THQ* (a)	6,355	124
Tier Technologies*	2,767	27
TippingPoint Technologies*	490	12
Titan*	14,006	196
TNS*	740	14
TransAct Technologies*	1,430	37
Transaction Systems Architects, Cl A*	6,211	115
Transmeta*	24,857	31
Travelzoo* (a)	260	14
Trident Microsystems*	3,130	32
Trimble Navigation* (a)	8,452	267
Tripath Technology*	5,710	10
TriQuint Semiconductor*	22,712	89
TTM Technologies*	6,798	60
Tumbleweed Communications*	7,960	20
Tyler Technologies*	6,122	54
Ulticom*	1,730	26
Ultimate Software Group*	2,740	34
Ultratech*	3,535	55
United Online*	8,887	85
Universal Display*	3,471	29
UNOVA*	8,006	112
ValueClick*	13,199	125
Varian Semiconductor Equipment Associates* (a)	6,061	187
Veeco Instruments*	4,317	91
Verint Systems*	1,946	72
Verity*	4,968	64
Verso Technologies*	22,180	21
ViaSat*	3,474	70
Vignette*	48,189	64
Viisage Technology*	4,600	26
Vitesse Semiconductor*	36,225	99
WatchGuard Technologies*	5,589	26
WebEx Communications*	5,024	110
webMethods*	7,716	41
Websense*	3,827	159
Westell Technologies, Cl A*	8,212	42
Wind River Systems*	11,848	145
Witness Systems*	3,430	55
WJ Communications*	5,280	13
Woodhead Industries	2,025	28
X-Rite	3,304	48
Xybernaut* (a)	29,520	33
Zhone Technologies*	9,049	28
Zix* (a)	3,480	16
Zoran*	7,126	112
Zygo*	2,984	30
		28,361
Materials – 6.2%
A. Schulman	5,028	111
Airgas	10,040	242

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
AK Steel Holdings* (a)	18,145	$148
Albemarle	5,314	186
Allegheny Technologies	15,905	290
AMCOL International	3,430	66
American Vanguard	830	30
Anchor Glass Container	1,640	13
AptarGroup	6,100	268
Arch Chemicals	3,886	111
Brush Engineered Metals*	3,161	65
Buckeye Technologies*	5,839	65
Calgon Carbon	5,659	41
Cambrex	4,355	96
Caraustar Industries*	4,746	80
Carpenter Technology	3,805	182
Century Aluminum*	2,962	82
Chesapeake	3,253	78
Cleveland-Cliffs* (a)	1,784	144
Coeur D'Alene Mines* (a)	35,807	170
Commercial Metals	4,779	190
Compass Minerals International	2,520	56
Crompton	19,122	181
Crown Holdings* (a)	27,558	284
Cytec Industries	6,490	318
Deltic Timber (a)	1,649	66
Eagle Materials	3,143	224
Ferro	6,990	152
FMC* (a)	6,064	295
Georgia Gulf	4,750	212
Gibraltar Steel	2,613	94
Glatfelter	4,780	59
GrafTech International* (a)	16,870	235
Graphic Packaging*	11,130	72
Great Lakes Chemical	8,465	217
Greif, Cl A	2,290	97
H B Fuller	4,752	130
Headwaters* (a)	5,605	173
Hecla Mining*	20,295	151
Hercules* (a)	18,354	262
IMC Global* (a)	19,326	336
IMCO Recycling*	2,280	26
Kronos Worldwide	517	21
Longview Fibre	8,526	130
MacDermid	4,504	130
Metal Management*	2,800	51
Metals USA*	3,370	60
Millennium Chemicals*	10,845	230
Minerals Technologies	3,425	202
Myers Industries	4,288	47
NewMarket Group*	2,641	55
NL Industries	1,319	24
NN	2,555	29
Octel	2,072	44
Olin	11,125	222
OM Group* (a)	4,730	173
Omnova Solutions*	6,705	40
Oregon Steel Mills*	4,430	74
PolyOne*	16,389	123
Pope & Talbot	2,632	46
Potlatch (a)	4,917	230
Quaker Chemical	1,378	33
Quanex	2,745	141
Rock-Tenn, Cl A	4,877	77
Royal Gold (a)	3,076	53
RTI International Metals*	3,535	68
Ryerson Tull	3,922	67
Schnitzer Steel Industries, Cl A	3,270	106
Schweitzer-Mauduit International	2,504	81
Sensient Technologies (a)	7,806	169

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Silgan Holdings	1,828	$85
Spartech	4,190	105
Steel Dynamics (a)	6,244	241
Steel Technologies	1,670	43
Stepan	880	21
Stillwater Mining*	6,704	104
Symyx Technologies*	4,696	111
Terra Industries* (a)	6,510	56
Texas Industries (a)	3,529	182
Titanium Metals*	1,050	25
U.S. Concrete*	3,530	22
USEC	13,521	140
Valhi	1,693	25
W R Grace & Company*	10,949	103
Wausau-Mosinee Paper	7,623	127
Wellman	5,327	45
Wheeling-Pittsburgh*	1,350	42
		10,501
Telecommunication Services – 0.9%
AirGate PCS*	1,970	39
Alamosa Holdings*	12,320	94
Alaska Communications Systems Holdings*	1,460	8
Arch Wireless*	2,960	85
AT Road*	5,695	24
Boston Communications Group*	3,061	27
Centennial Communications, Cl A*	1,976	12
Cincinnati Bell*	40,881	143
Commonwealth Telephone Enterprises*	3,505	153
Corvis*	64,958	52
CT Communications	3,010	42
D & E Communications	1,977	23
Dobson Communications, Cl A*	18,369	24
EMS Technologies*	1,789	31
General Communication*	7,582	69
Golden Telecom	2,295	65
Infonet Services, Cl B*	9,263	15
ITC DeltaCom*	2,090	9
Metrocall Holdings* (a)	870	56
Neon Communications* (b)	34,093	-
Network Plus* (b)	1,155	-
North Pittsburgh	2,399	50
Price Communications*	6,696	102
Primus Telecommunications Group* (a)	12,354	18
PTEK Holdings*	10,501	90
SBA Communications*	6,797	48
Shenandoah Telecommunications	1,094	28
SureWest Communications	2,326	67
Talk America Holdings*	4,451	23
Time Warner Telecom, Cl A*	8,283	40
Triton PCS Holdings, Cl A*	6,787	17
UbiquiTel*	11,740	47
Wiltel Communications (c)	4,122	-
Wireless Facilities* (a)	7,903	55
		1,556
Utilities – 3.3%
American States Water	2,554	64
Aquila* (a)	39,322	123
Atmos Energy	9,363	236
Avista	8,075	146
Black Hills (a)	5,408	150
California Water Service	2,842	83
Calpine* (a)	74,070	215
Cascade Natural Gas	1,876	40
Central Vermont Public Service	1,755	35
CH Energy Group	2,512	115

Small Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
CLECO	7,935	$137
CMS Energy*	27,292	260
Connecticut Water Service	1,333	35
Duquesne Light Holdings (a)	11,890	214
El Paso Electric*	7,946	128
Empire District Electric	3,739	77
Energen	6,063	313
EnergySouth	1,129	31
IDACORP	6,377	185
Infrasource Services*	1,440	15
Laclede Group	3,461	101
MGE Energy	3,297	105
Middlesex Water	1,889	34
New Jersey Resources (a)	4,598	190
NICOR (a)	7,060	259
Northwestern Natural Gas	4,561	145
NUI	2,668	36
Otter Tail	3,866	99
People's Energy (a)	6,270	261
Piedmont Natural Gas (a)	6,350	279
PNM Resources (a)	10,083	227
Sierra Pacific Resources* (a)	19,567	175
SJW	1,078	36
South Jersey Industries	2,296	110
Southern Union* (a)	11,068	227
Southern Union Company Fractional Share* (c)	-	-
Southwest Gas	6,375	153
Southwest Water	2,754	34
UIL Holdings	1,932	95
UniSource Energy Holding	5,703	139
WGL Holdings	8,120	229
		5,536
Total Common Stocks (Cost $146,168)		166,597
Short-Term Investments – 4.7%
U.S. Treasury Obligation – 0.4%
U. S. Treasury Bill (d) 1.810%, 03/03/05	$700	695
Total U.S. Treasury Obligation		695
Affiliated Money Market Fund – 4.3%
First American Prime Obligations Fund, Cl Z (e)	7,255,140	7,255
Total Affiliated Money Market Fund		7,255
Total Short-Term Investments (Cost $7,950)		7,950
Investments Purchased with Proceeds from Securities Lending – 20.8%
Commercial Paper – 6.7%
Bluegrass 1.881%, 5/18/05	$148	148
1.891%, 8/18/05	117	117
Concord Minutemen Capital 1.650%, 10/01/04	242	242
1.680%, 10/05/04	538	538
1.720%, 10/06/04	398	398
1.740%, 10/14/04	266	266
Descartes Funding Trust 1.760%, 11/15/04	299	299
Ford Credit Floor Plan 1.622%, 10/05/04	597	597
1.526%, 10/06/04	419	419
1.655%, 10/22/04	131	131

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Small Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 1.975%, 1/18/05	$299	$299
Independence 1.830%, 4/15/05	370	370
Jupiter Securities Corp 1.793%, 10/21/04	1,137	1,137
Lakeside Funding 1.790%, 10/08/04	634	634
Landesbank Baden 1.480%, 11/12/04	119	119
Leaf's LLC 1.821%, 4/20/05	329	329
Liquid Funding Ltd 1.743%, 10/13/04 418 418 1.830%, 5/25/05	299	299
MBNA Credit 1.683%, 10/12/04 291 291 1.764%, 10/26/04	161	161
Main Street Warehouse 1.742%, 10/04/04 395 395 1.683%, 10/04/04 487 487 1.742%, 10/08/04 299 299 1.742%, 10/08/04	299	299
Mortgage Interest Network 1.752%, 10/12/04 197 197 1.763%, 10/14/04	209	209
Netexis Banques 1.700%, 12/16/04	298	298
Orchard Park 1.796%, 4/06/05 299 299 1.766%, 7/06/05	617	617
Park Granada LLC
1.622%, 10/01/04	526	526
1.743%, 10/13/04	341	341
Sigma Finance 1.512%, 11/29/04	149	149
Total Commercial Paper		11,328
Corporate Obligations – 5.6%
Allstate Life Global 1.780%, 10/14/05 598 598 1.750%, 10/14/05	150	150
Bayer Landbank NY 1.830%, 6/24/05	568	568
Blue Heron Funding 1.850%, 5/18/05	168	168
Castle Hill III 1.910%, 9/15/15	179	179
Depfa Bank PLC 1.860%, 6/15/05	299	299
Duke Funding VI 1.320%, 4/08/05	362	362
General Electric Capital Corporation 1.838%, 10/07/05	299	299
Jackson National Life 1.760%, 4/15/05	299	299
Jefferson Pilot Co 1.788%, 8/17/05	299	299
Liquid Funding Ltd 1.840%, 6/28/05	269	269
Merrill Lynch 1.696%, 10/01/05	598	598
Metlife Global Funding 1.800%, 10/14/05 359 359 1.880%, 10/28/05	251	251

Small Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 1.850%, 12/26/08	$299	$299
Natexis Banq NY 1.920%, 7/12/05	329	329
Northlake CDO Ltd 1.895%, 3/07/05	179	179
Premium Asset Trust 1.848%, 12/22/04 224 224 1.760%, 5/13/05 419 419 1.740%, 6/01/05 891 891 1.770%, 10/14/05	239	239
REMAC 1.840%, 9/29/05	329	329
RMAC 1.740%, 6/12/05	345	345
SMM Trust 2004 1.833%, 9/23/05	556	556
Societe Generale NYC 1.960%, 12/08/04	598	598
Svenska Handl 1.170%, 10/21/04	299	299
Total Corporate Obligations		9,405
Other Short-Term Investments – 1.4%
ARLO III Ltd 2.000%, 9/28/05	897	897
Commonwealth Life 2.115%, 12/31/04 (f)	302	302
General Electric Capital Assurance 1.980%, 1/19/05	120	120
HBOS Treasury Services 1.640%, 11/01/05	329	329
Security Life Denver 1.900%, 12/30/04	777	777
Total Other Short-Term Investments		2,425
Repurchase Agreements – 7.1%
Bear Stearns 2.045%, dated 9/30/04, matures 10/01/04, repurchase price $598,016 (collateralized by various securities: Total market value $610,275)	598	598
Bear Stearns 2.060%, dated 9/30/04, matures 12/23/04, repurchase price $180,257 (collateralized by various securities: Total market value $183,046)	179	179
Citibank 1.945%, dated 9/30/04, matures 10/01/04, repurchase price $1,196,028 (collateralized by corporate securities: Total market value $1,266,468)	1,196	1,196
Citibank 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $299,007 (collateralized by various securities: Total market value $305,648)	299	299
Citibank 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $299,007 (collateralized by various securities: Total market value $304,975)	299	299
Greenwich Capital Markets 1.950%, dated 9/30/04, matures 10/01/04, repurchase price $1,794,043 (collateralized by U.S. government securities: Total market value $1,829,848)	1,794	1,794

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Small Cap Index Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $418,611 (collateralized by various securities: Total market value $431,534)	$419	$419
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $179,405 (collateralized by various securities: Total market value $184,948)	179	179
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $179,405 (collateralized by various securities: Total market value $184,947)	179	179
Goldman Sachs 2.025%, dated 9/30/04, matures 10/01/04, repurchase price $448,512 (collateralized by corporate securities: Total market value $462,360)	449	449
Goldman Sachs 1.425%, dated 9/30/04, matures 10/18/04, repurchase price $748,010 (collateralized by corporate securities: Total market value $762,737)	747	747
Goldman Sachs 1.480%, dated 9/30/04, matures 10/18/04, repurchase price $448,818 (collateralized by various securities: Total market value $462,360)	448	448
Goldman Sachs 2.205%, dated 9/30/04, matures 3/07/05, repurchase price $301,884 (collateralized by corporate securities: Total market value $305,097)	299	299
Lehman Brothers 2.055%, dated 9/30/04, matures 10/01/04, repurchase price $1,196,032 (collateralized by collateralized mortgage obligations: Total market value $1,219,883)	1,196	1,196
Lehman Brothers 1.910%, dated 9/30/04, matures 10/01/04, repurchase price $1,794,041 (collateralized by U.S. government securities: Total market value $1,829,853)	1,794	1,794
Lehman Brothers 1.935%, dated 9/30/04, matures 10/01/04, repurchase price $1,196,028 (collateralized by collateralized mortgage obligations: Total market value $1,315,061)	1,196	1,196
Merrill Lynch 1.925%, dated 9/30/04, matures 10/01/04, repurchase price $598,014 (collateralized by corporate securities: Total market value $627,894)	598	598
Total Repurchase Agreements (Cost $11,869)		11,869

Small Cap Index Fund (concluded)

DESCRIPTION	VALUE (000)
Total Investments Purchased with Proceeds from Securities Lending (Cost $35,027)	$35,027
Total Investments – 124.3% (Cost $189,145)	209,574
Other Assets and Liabilities, Net – (24.3)%	(40,980)
Total Net Assets – 100.0%	$168,594

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $33,431,660 at September 30, 2004. See note 2 in Notes to Financial Statements.

(b)  Securities considered illiquid investments under guidelines established by the Board of Directors when a trade or bid price is unavailable. As of September 30, 2004, the value of these investments was $2 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(c)  Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of September 30, 2004, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc. which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.

(f)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts	Settlement Month	Unrealized Appreciation
Russell 2000 Index Futures Contracts purchased	5	$1,435	Dec. 04	$11

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

(This page has been left blank intentionally.)

Statements of Assets and Liabilities September 30, 2004, in thousands, except for per share data

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
ASSETS:
Investments in unaffiliated securities, at value*†	$2,852,591	$427,868	$190,450
Investments in affiliated securities, at value**	52,946	7,896	7,255
Repurchase agreements, at value***	289,412	51,879	11,869
Cash****	132	21	6
Receivable for dividends and interest	2,673	208	165
Receivable for investment securities sold	-	2,040	993
Receivable for capital shares sold	2,173	185	85
Receivable for variation margin	-	49	6
Prepaid expenses and other assets	48	33	31
Total assets	3,199,975	490,179	210,860
LIABILITIES:
Payable for investment securities purchased	2,514	2,596	6,988
Payable upon return of securities loaned	854,142	153,111	35,032
Payable for capital shares redeemed	28,811	3,179	197
Payable for variation margin	16	-	-
Payable for advisory, co-administration, and custodian fees	524	109	43
Payable for distribution and shareholder servicing fees	131	7	5
Accrued expenses and other liabilities	18	2	1
Total liabilities	886,156	159,004	42,266
Net assets	$2,313,819	$331,175	$168,594
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,842,540	$294,248	$140,983
Undistributed net investment income	51	40	157
Accumulated net realized gain (loss) on investments	(26,552)	10,706	7,014
Unrealized appreciation of investments	497,914	26,160	20,429
Unrealized appreciation (depreciation) of futures contracts	(134)	21	11
Net assets	$2,313,819	$331,175	$168,594
* Investments in unaffiliated securities, at cost	$2,357,564	$401,708	$170,021
** Investments in affiliated securities, at cost	$50,059	$7,896	$7,255
*** Repurchase agreements, at cost	$289,412	$51,879	$11,869
**** Includes cash related to securities loaned	$117	$21	$5
† Including securities loaned, at value	$824,435	$148,685	$33,432
Class A:
Net assets	$234,349	$11,987	$8,749
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	11,205	1,013	654
Net asset value, and redemption price per share	$20.91	$11.84	$13.38
Maximum offering price per share (1)	$22.13	$12.53	$14.16
Class B:
Net assets	$69,828	$3,133	$1,494
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	3,379	269	114
Net asset value, offering price, and redemption price per share (2)	$20.66	$11.67	$13.15
Class C:
Net assets	$30,111	$2,653	$1,939
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	1,449	227	146
Net asset value, offering price, and redemption price per share (2)	$20.78	$11.70	$13.26
Class R:
Net assets	$333	$1	$1
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	16	-	-
Net asset value, offering price, and redemption price per share	$20.91	$11.83	$13.31
Class Y:
Net assets	$1,979,198	$313,401	$156,411
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	94,663	26,462	11,647
Net asset value, offering price, and redemption price per share	$20.91	$11.84	$13.43

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Statements of Operations For the fiscal year ended September 30, 2004, in thousands

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$109	$15	$8
Dividends from affiliated securities	1,194	168	86
Dividends from unaffiliated securities	38,737	3,665	1,739
Securities lending	425	74	48
Other income	318	18	17
Total investment income	40,783	3,940	1,898
EXPENSES:
Investment advisory fees	5,836	800	625
Co-administration fees and expenses (including transfer agency fees)	6,212	875	506
Custodian fees	234	32	16
Directors' fees	54	7	3
Registration fees	55	19	18
Professional fees	107	13	8
Printing	75	10	5
Other	123	3	15
Distribution and shareholder servicing fees – Class A	505	23	15
Distribution and shareholder servicing fees – Class B	749	30	13
Distribution and shareholder servicing fees – Class C	320	25	18
Distribution and shareholder servicing fees – Class R	86	7	6
Total expenses	14,356	1,844	1,248
Less: Fee waivers	(4,058)	(150)	(135)
Total net expenses	10,298	1,694	1,113
Investment income – net	30,485	2,246	785
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS – NET:
Net realized gain on unaffiliated investments	4,194	9,956	6,383
Net realized gain on futures contracts	7,968	1,639	1,070
Net change in unrealized appreciation or depreciation of unaffiliated investments	233,457	30,236	15,627
Net change in unrealized appreciation or depreciation of affiliated investments	2,166	-	-
Net change in unrealized appreciation or depreciation of futures contracts	1,118	152	228
Net gain on investments and futures contracts	248,903	41,983	23,308
Net increase in net assets resulting from operations	$279,388	$44,229	$24,093

FIRST AMERICAN FUNDS Annual Report 2004

Statements of Changes in Net Assets in thousands

	Equity Index Fund		Mid Cap Index Fund		Small Cap Index Fund
	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03
OPERATIONS:
Investment income – net	$30,485	$24,772	$2,246	$1,510	$785	$679
Net realized gain (loss) on unaffiliated investments	4,194	(3,233)	9,956	3,462	6,383	(183)
Net realized loss on in-kind distributions	-	(663)	-	-	-	-
Net realized gain on futures contracts	7,968	9,771	1,639	1,471	1,070	702
Net change in unrealized appreciation or depreciation of unaffiliated investments	233,457	327,421	30,236	41,654	15,627	30,354
Net change in unrealized appreciation or depreciation of affiliated investments	2,166	-	-	-	-	-
Net change in unrealized appreciation or depreciation of futures contracts	1,118	1,044	152	313	228	107
Net increase in net assets resulting from operations	279,388	359,112	44,229	48,410	24,093	31,659
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,311)	(1,752)	(42)	(20)	(15)	(11)
Class B	(335)	(330)	(1)	(1)	-	-
Class C	(141)	(145)	(1)	(1)	-	(1)
Class R	(391)	(570)	(13)	(18)	(7)	(33)
Class Y	(27,416)	(21,115)	(2,153)	(1,472)	(717)	(639)
Net realized gain on investments:
Class A	-	-	(99)	(97)	(25)	-
Class B	-	-	(46)	(41)	(7)	-
Class C	-	-	(33)	(26)	(10)	-
Class R	-	-	(76)	(95)	(23)	-
Class Y	-	-	(4,643)	(5,505)	(855)	-
Tax return of capital
Class A	(18)	-	-	-	-	-
Class B	(3)	-	-	-	-	-
Class C	(1)	-	-	-	-	-
Class R	(3)	-	-	-	-	-
Class Y	(210)	-	-	-	-	-
Total distributions	(30,829)	(23,912)	(7,107)	(7,276)	(1,659)	(684)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	101,208	25,928	9,000	1,994	6,263	1,423
Reinvestment of distributions	2,238	1,673	139	116	39	11
Payments for redemptions	(45,584)	(37,906)	(3,198)	(1,218)	(1,649)	(639)
Increase (decrease) in net assets from Class A transactions	57,862	(10,305)	5,941	892	4,653	795
Class B:
Proceeds from sales	4,621	5,525	628	731	446	513
Reinvestment of distributions	329	321	46	41	7	-
Payments for redemptions	(15,132)	(14,832)	(304)	(201)	(118)	(131)
Increase (decrease) in net assets from Class B transactions	(10,182)	(8,986)	370	571	335	382
Class C:
Proceeds from sales	4,397	13,645	1,356	843	917	744
Reinvestment of distributions	138	142	33	25	10	1
Payments for redemptions	(9,413)	(9,354)	(753)	(162)	(476)	(151)
Increase (decrease) in net assets from Class C transactions	(4,878)	4,433	636	706	451	594
Class R:
Proceeds from sales	11,681	27,976	1,049	1,734	1,722	1,887
Reinvestment of distributions	389	549	79	97	29	33
Payments for redemptions	(71,464)	(27,845)	(5,895)	(1,930)	(5,464)	(13,558)
Increase (decrease) in net assets from Class R transactions	(59,394)	680	(4,767)	(99)	(3,713)	(11,638)
Class Y:
Proceeds from sales	533,400	890,946	108,384	114,594	91,307	51,061
Reinvestment of distributions	19,144	15,659	3,958	5,064	1,001	372
Payments for redemptions	(556,690)	(547,725)	(73,284)	(117,836)	(75,927)	(55,592)
Increase (decrease) in net assets from Class Y transactions	(4,146)	358,880	39,058	1,822	16,381	(4,159)
Increase (decrease) in net assets from capital share transactions	(20,738)	344,702	41,238	3,892	18,107	(14,026)
Total increase in net assets	227,821	679,902	78,360	45,026	40,541	16,949
Net assets at beginning of period	2,085,998	1,406,096	252,815	207,789	128,053	111,104
Net assets at end of period	$2,313,819	$2,085,998	$331,175	$252,815	$168,594	$128,053
Undistributed net investment income at end of period	$51	$601	$40	$21	$157	$67

  (1)  See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Net Asset Value End of Period
Equity Index Fund
Class A
2004	(1)	$18.70	$0.23	$2.22	$(0.24)	$-	$-	(5)	$20.91
2003	(1)	15.31	0.21	3.38	(0.20)	-	-		18.70
2002	(1)	19.50	0.18	(4.19)	(0.18)	-	-		15.31
2001	(1)	27.75	0.18	(7.43)	(0.17)	(0.83)	-		19.50
2000		25.52	0.17	2.91	(0.17)	(0.68)	-		27.75
Class B
2004	(1)	$18.48	$0.08	$2.19	$(0.09)	$-	$-	(5)	$20.66
2003	(1)	15.13	0.08	3.35	(0.08)	-	-		18.48
2002	(1)	19.29	0.03	(4.15)	(0.04)	-	-		15.13
2001	(1)	27.49	-	(7.35)	(0.02)	(0.83)	-		19.29
2000		25.34	-	2.84	(0.01)	(0.68)	-		27.49
Class C
2004	(1)	$18.59	$0.08	$2.20	$(0.09)	$-	$-	(5)	$20.78
2003	(1)	15.23	0.08	3.36	(0.08)	-	-		18.59
2002	(1)	19.41	0.03	(4.17)	(0.04)	-	-		15.23
2001	(1)	27.66	-	(7.40)	(0.02)	(0.83)	-		19.41
2000		25.48	-	2.88	(0.02)	(0.68)	-		27.66
Class R (1)
2004	(2)	$18.70	$0.23	$2.20	$(0.22)	$-	$-	(5)	$20.91
2003		15.30	0.21	3.39	(0.20)	-	-		18.70
2002		19.50	0.18	(4.20)	(0.18)	-	-		15.30
2001	(3)	18.80	-	0.70	-	-	-		19.50
Class Y
2004	(1)	$18.69	$0.29	$2.22	$(0.29)	$-	$-	(5)	$20.91
2003	(1)	15.30	0.25	3.38	(0.24)	-	-		18.69
2002	(1)	19.49	0.23	(4.19)	(0.23)	-	-		15.30
2001	(1)	27.74	0.23	(7.42)	(0.23)	(0.83)	-		19.49
2000		25.51	0.23	2.91	(0.23)	(0.68)	-		27.74

  (1)  Per share data calculated using average shares outstanding method.

  (2)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (5)  Includes a tax return of capital of less than $0.01.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

		Total Return (4)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Index Fund
Class A
2004	(1)	13.12%	$234,349	0.62%	1.13%	0.79%	0.96%	1%
2003	(1)	23.58	158,324	0.62	1.22	0.80	1.04	1
2002	(1)	(20.75)	139,007	0.62	0.91	0.80	0.73	8
2001	(1)	(26.95)	188,410	0.60	0.74	1.14	0.20	6
2000		12.11	134,180	0.60	0.62	1.14	0.08	16
Class B
2004	(1)	12.31%	$69,828	1.37%	0.38%	1.54%	0.21%	1%
2003	(1)	22.72	71,624	1.37	0.47	1.55	0.29	1
2002	(1)	(21.40)	66,835	1.37	0.16	1.55	(0.02)	8
2001	(1)	(27.49)	95,586	1.35	(0.01)	1.89	(0.55)	6
2000		11.25	121,092	1.35	(0.13)	1.89	(0.67)	16
Class C
2004	(1)	12.28%	$30,111	1.37%	0.38%	1.54%	0.21%	1%
2003	(1)	22.65	31,330	1.37	0.47	1.55	0.29	1
2002	(1)	(21.38)	21,637	1.37	0.16	1.55	(0.02)	8
2001	(1)	(27.51)	29,560	1.35	(0.01)	1.89	(0.55)	6
2000		11.32	34,811	1.35	(0.13)	1.89	(0.67)	16
Class R (1)
2004	(2)	13.00%	$333	0.62%	1.13%	0.79%	0.96%	1%
2003		23.66	52,925	0.62	1.22	0.80	1.04	1
2002		(20.79)	42,964	0.62	0.93	0.80	0.75	8
2001	(3)	3.72	38,220	0.72	0.89	1.20	0.41	6
Class Y
2004	(1)	13.45%	$1,979,198	0.37%	1.38%	0.54%	1.21%	1%
2003	(1)	23.89	1,771,795	0.37	1.46	0.55	1.28	1
2002	(1)	(20.56)	1,135,653	0.37	1.16	0.55	0.98	8
2001	(1)	(26.78)	1,567,607	0.35	0.99	0.89	0.45	6
2000		12.38	1,400,086	0.35	0.87	0.89	0.33	16

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Mid Cap Index Fund (1)
Class A
2004	(2)	$10.36	$0.05	$1.67	$(0.05)	$(0.19)	$11.84	16.80%
2003	(2)	8.51	0.04	2.08	(0.04)	(0.23)	10.36	25.45
2002	(2)	9.38	0.04	(0.49)	(0.04)	(0.38)	8.51	(5.45)
2001	(2)(3)	12.56	0.05	(2.11)	(0.05)	(1.07)	9.38	(17.60)
2000	(4)(5)	10.00	0.04	2.56	(0.04)	-	12.56	26.48
Class B
2004	(2)	$10.25	$(0.03)	$1.64	$-	$(0.19)	$11.67	15.88%
2003	(2)	8.44	(0.03)	2.07	-	(0.23)	10.25	24.63
2002	(2)	9.33	(0.03)	(0.48)	-	(0.38)	8.44	(6.07)
2001	(2)(3)	12.52	-	(2.12)	-	(1.07)	9.33	(18.15)
2000	(4)(5)	10.00	(0.01)	2.56	(0.03)	-	12.52	25.65
Class C (2)
2004		$10.28	$(0.03)	$1.64	$-	$(0.19)	$11.70	15.83%
2003		8.47	(0.03)	2.07	-	(0.23)	10.28	24.55
2002		9.38	(0.02)	(0.51)	-	(0.38)	8.47	(6.22)
2001	(6)	9.07	-	0.31	-	-	9.38	3.42
Class R (2)
2004	(7)	$10.36	$0.06	$1.65	$(0.05)	$(0.19)	$11.83	16.62%
2003		8.50	0.04	2.09	(0.04)	(0.23)	10.36	25.60
2002		9.38	0.04	(0.50)	(0.04)	(0.38)	8.50	(5.56)
2001	(8)	11.07	0.04	(1.67)	(0.06)	-	9.38	(14.77)
Class Y
2004	(2)	$10.37	$0.08	$1.66	$(0.08)	$(0.19)	$11.84	16.97%
2003	(2)	8.51	0.06	2.09	(0.06)	(0.23)	10.37	25.86
2002	(2)	9.38	0.06	(0.49)	(0.06)	(0.38)	8.51	(5.23)
2001	(2)(3)	12.55	0.08	(2.11)	(0.07)	(1.07)	9.38	(17.34)
2000	(4)(5)	10.00	0.08	2.55	(0.08)	-	12.55	26.62

  (1)  The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund.
The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition,
(i) Class A shares of the Firstar Mid Cap Index Fund were exchanged for Class A shares of the First American Mid Cap Index Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares (now designated Class R shares)
of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period November 1, 2000, to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the fiscal period ended October 31.

  (6)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Index Fund (1)
Class A
2004	(2)	$11,987	0.75%	0.47%	0.80%	0.42%	14%
2003	(2)	5,332	0.75	0.45	0.84	0.36	23
2002	(2)	3,581	0.75	0.37	0.83	0.29	19
2001	(2)(3)	2,972	0.75	0.51	0.80	0.46	43
2000	(4)(5)	1,918	0.75	0.75	0.90	0.60	45
Class B
2004	(2)	$3,133	1.50%	(0.27)%	1.55%	(0.32)%	14%
2003	(2)	2,419	1.50	(0.30)	1.59	(0.39)	23
2002	(2)	1,475	1.50	(0.37)	1.58	(0.45)	19
2001	(2)(3)	1,265	1.50	(0.24)	1.54	(0.28)	43
2000	(4)(5)	905	1.50	-	1.65	(0.15)	45
Class C (2)
2004		$2,653	1.50%	(0.27)%	1.55%	(0.32)%	14%
2003		1,756	1.50	(0.30)	1.59	(0.39)	23
2002		795	1.50	(0.37)	1.58	(0.45)	19
2001	(6)	-	-	-	-	-	43
Class R (2)
2004	(7)	$1	0.75%	0.49%	0.80%	0.44%	14%
2003		4,134	0.75	0.46	0.84	0.37	23
2002		3,393	0.75	0.37	0.83	0.29	19
2001	(8)	4,301	0.75	0.47	0.80	0.42	43
Class Y
2004	(2)	$313,401	0.50%	0.73%	0.55%	0.68%	14%
2003	(2)	239,174	0.50	0.71	0.59	0.62	23
2002	(2)	198,545	0.50	0.63	0.58	0.55	19
2001	(2)(3)	176,857	0.50	0.75	0.53	0.72	43
2000	(4)(5)	125,881	0.50	1.00	0.65	0.85	45

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)
Small Cap Index Fund (1)
Class A
2004	(2)	$11.47	$0.04	$1.98	$(0.03)	$(0.08)	$13.38	17.71%
2003	(2)	8.55	0.04	2.92	(0.04)	-	11.47	34.77
2002	(2)	9.68	0.05	(1.13)	(0.05)	-	8.55	(11.28)
2001	(2)(3)	12.23	(0.01)	(1.49)	-	(1.05)	9.68	(12.76)
2000	(4)	10.18	(0.01)	2.20	-	(0.14)	12.23	21.81
1999	(5)(6)	10.00	-	0.19	(0.01)	-	10.18	1.86
Class B (2)
2004		$11.33	$(0.06)	$1.96	$-	$(0.08)	$13.15	16.83%
2003		8.47	(0.03)	2.90	(0.01)	-	11.33	33.87
2002		9.63	(0.03)	(1.13)	-	-	8.47	(12.03)
2001	(7)	10.97	(0.01)	(1.33)	-	-	9.63	(12.11)
Class C (2)
2004		$11.43	$(0.06)	$1.97	$-	$(0.08)	$13.26	16.77%
2003		8.54	(0.03)	2.93	(0.01)	-	11.43	33.94
2002		9.68	(0.03)	(1.11)	-	-	8.54	(11.72)
2001	(8)	9.49	-	0.19	-	-	9.68	2.11
Class R
2004	(2)(9)	$11.41	$0.03	$1.97	$(0.02)	$(0.08)	$13.31	17.65%
2003	(2)	8.52	0.05	2.88	(0.04)	-	11.41	34.54
2002	(2)	9.64	0.05	(1.12)	(0.05)	-	8.52	(11.26)
2001	(2)(3)	12.19	(0.01)	(1.49)	-	(1.05)	9.64	(12.82)
2000	(4)	10.17	(0.01)	2.18	(0.01)	(0.14)	12.19	21.54
1999	(5)(6)	10.00	-	0.17	-	-	10.17	1.74
Class Y
2004	(2)	$11.51	$0.07	$1.99	$(0.06)	$(0.08)	$13.43	18.02%
2003	(2)	8.57	0.07	2.94	(0.07)	-	11.51	35.23
2002	(2)	9.70	0.07	(1.13)	(0.07)	-	8.57	(11.09)
2001	(2)(3)	12.24	0.02	(1.50)	(0.01)	(1.05)	9.70	(12.56)
2000	(4)	10.19	0.02	2.19	(0.02)	(0.14)	12.24	21.93
1999	(5)(6)	10.00	0.01	0.19	(0.01)	-	10.19	2.01

  (1)  The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund.
The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition,
(i) Class A shares of the Firstar Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares (now designated Class R shares) of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period November 1, 2000, to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period December 1, 1999, to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal period ended November 30.

  (7)  Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (10)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets (Excluding Waivers)	Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Index Fund (1)
Class A
2004	(2)	$8,749	0.93%	0.30%	1.02%	0.21%	25%
2003	(2)	3,480	0.93	0.42	1.05	0.30	41
2002	(2)	1,908	0.93	0.46	1.09	0.30	49
2001	(2)(3)	341	0.91	(0.07)	0.94	(0.10)	102
2000	(4)	177	0.99	(0.11)	1.09	(0.21)	32
1999	(5)(6)	134	1.00	(0.15)	1.14	(0.29)	35
Class B (2)
2004		$1,494	1.68%	(0.46)%	1.77%	(0.55)%	25%
2003		993	1.68	(0.33)	1.80	(0.45)	41
2002		424	1.68	(0.29)	1.84	(0.45)	49
2001	(7)	107	1.65	(0.84)	1.69	(0.88)	102
Class C (2)
2004		$1,939	1.68%	(0.46)%	1.77%	(0.55)%	25%
2003		1,268	1.68	(0.33)	1.80	(0.45)	41
2002		447	1.68	(0.26)	1.84	(0.42)	49
2001	(8)	-	-	-	-	-	102
Class R
2004	(2)(9)	$1	0.93%	0.24%	0.99%	0.18%	25%
2003	(2)	3,210	0.93	0.52	1.05	0.40	41
2002	(2)	13,576	0.93	0.42	1.09	0.26	49
2001	(2)(3)	13,886	0.88	(0.05)	0.91	(0.08)	102
2000	(4)	18,057	0.99	(0.11)	1.09	(0.21)	32
1999	(5)(6)	14,955	0.92	(0.06)	1.12	(0.26)	35
Class Y
2004	(2)	$156,411	0.68%	0.54%	0.77%	0.45%	25%
2003	(2)	119,102	0.68	0.68	0.80	0.56	41
2002	(2)	94,749	0.68	0.68	0.84	0.52	49
2001	(2)(3)	54,169	0.66	0.19	0.68	0.17	102
2000	(4)	60,771	0.69	0.19	1.09	(0.21)	32
1999	(5)(6)	45,331	0.68	0.18	1.13	(0.27)	35

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

1 >  Organization

The First American Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF") which is a member of the First American Family of Funds. As of September 30, 2004, FAIF offered 37 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future. The Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund are each diversified open-end management investment companies.

The Funds offer Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004, Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The Funds' prospectuses provide descriptions of each Fund's investment objective, principal investment strategies and principal risks. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATIONS – Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of September 30, 2004, the Equity Index Fund and Small Cap Index Fund had fair valued securities with a total market value of $1,201 and $2 or 0.0% and 0.0%, respectively, of total net assets for the Fund. Mid Cap Index Fund had no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of September 30, 2004, the Funds had no investments in

FIRST AMERICAN FUNDS Annual Report 2004

foreign securities. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, and the sale of Real Estate Investment Trust securities. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

On the Statements of Assets and Liabilities the following reclassifications were made (000):

Fund	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Portfolio Capital
Equity Index Fund	$441	$(206)	$(235)
Mid Cap Index Fund	17	(17)	-
Small Cap Index Fund	(44)	44	-

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2004 and 2003, were characterized as follows (000):

	2004
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$30,594	$-	$235	$30,829
Mid Cap Index Fund	3,008	4,099	-	7,107
Small Cap Index Fund	1,059	600	-	1,659

	2003
Fund	Ordinary Income	Long Term Gain	Total
Equity Index Fund	$23,912	$-	$23,912
Mid Cap Index Fund	1,700	5,576	7,276
Small Cap Index Fund	576	108	684

As of September 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Equity Index Fund	$-	$-	$(14,133)	$485,546	$471,413
Mid Cap Index Fund	1,319	10,085	-	25,503	36,907
Small Cap Index Fund	3,377	4,602	-	19,621	27,600

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts, and return of capital distributions related to Real Estate Investment Trust investments.

As of September 30, 2004, the following Fund had a capital loss carryforward (000):

	Expiration Year
Fund	2010	2011	Total
Equity Index Fund	$3,232	$10,901	$14,133

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, the Funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts.

Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds' investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the Fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' board of directors.

As of September 30, 2004, Small Cap Index Fund held the following illiquid securities:

Security	Shares	Dates Acquired	Cost Basis
Cross Media Marketing	1,203	6/02 to 12/02	$10
FirstBank Fractional Shares	-	1/04	-
MicroAge	3,579	1/99 to 12/99	29
Neon Communications	34,093	9/01 to 6/02	3
Network Plus	1,155	9/01	2
Southern Union Company Fractional Shares	-	11/03	-
Storage Networks	15,089	6/02 to 6/03	1
USB Holding Company Fractional Shares	-	6/03	-
Wiltel Communications	4,122	4/03 to 8/03	-

FIRST AMERICAN FUNDS Annual Report 2004

SECURITIES LENDING – In order to generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). During the fiscal year ended September 30, 2004, USBAM received fees equal to 25% of the Funds' income from securities lending transactions. The Funds also paid an administrative fee to USBAM equal to 0.025% based on the cash collateral held for the securities on loan. Fees paid to USBAM by the Funds for the fiscal year ended September 30, 2004 were as follows (000):

Fund	Total
Equity Index Fund	$374
Mid Cap Index Fund	68
Small Cap Index Fund	46

As of October 1, 2004, USBAM will receive fees equal to 35% of the Funds' income from securities lending transactions. The Funds will no longer pay an administrative fee to USBAM in connection with securities lending.

REPURCHASE AGREEMENTS – A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances from proceeds from securities lending into joint repurchase agreements for the First American Funds complex managed by USBAM. As set forth in the accompanying schedules of investments, each of the Funds included in this annual report has an interest in joint repurchase agreements dated September 30, 2004. Information regarding these agreements is as follows (000):

Broker	Rate	Principal	Collateral Value	Security Type	Coupon Rate	Maturity
Bear Stearns	2.060%	$30,000	$30,611	Commercial Loans	0.000%	2033-2034
Bear Stearns	2.045%	100,000	102,056	Commercial Loans	3.850%-6.230%	2004-2014
Citibank 1.945% 200,000	211,790	Collateralized Mortgage Obligations	2.340%-9.700%	2015-2034 Corporate Bonds	0.000%-9.125%	2006-2042
Citibank	1.925%	100,000	102,114	Israeli Government Bonds	0.000%	2005-2018
				Financing Corporation Bonds	0.000%-10.350%	2017-2018
				Easy Growth TR Interest Certificates	0.000%	2005-2006
				Treasury Investors Growth Receipt (TIGER)	0.000%	2007
				Certificate of Accrual on Treasury Securities (CATS)	0.000%	2011
				U.S. Treasury Notes	1.625%-5.000%	2005-2011
				U.S. Treasury Bill	0.000%	2004
				Resolution Funding Corporation Bonds	8.625%	2030
				International Finance Corporation Notes	4.750%-5.250%	2006-2007
				Inter-American Development Bank Notes	5.375%-8.500%	2006-2011
				Asian Development Bank Note	4.50%	2012
Greenwich Capital Markets	1.950%	300,000	306,004	Federal Home Loan Mortgage Corporation Bonds	0.000%-9.000%	2006-2034
				Federal National Mortgage Association Bonds	0.000%-6.500%	2007-2042
Goldman Sachs	2.205%	50,000	51,021	Commercial Loans	0.00%	2005-2011
Goldman Sachs	2.025%	205,000	211,342	Mortgage Loans	6.088%-6.722%	2010
				Commercial Loans	0.00%	2007
Goldman Sachs	1.480%	75,000	77,320	Commercial Loans	0.00%	2004
Goldman Sachs	1.425%	125,000	127,552	Commercial Loans	0.00%	2005-2020
Lehman Brothers	2.055%	200,000	204,000	Home Equity Loans	0.000%-14.101%	2010-2034
Lehman Brothers	1.935%	200,000	219,916	Collateralized Mortgage Obligations	0.000%-7.109%	2008-2044
Lehman Brothers	1.910%	300,000	306,005	Federal Farm Credit Bank Note	4.500%	2009
				Federal Home Loan Bank Bonds	0.000%-5.750%	2005-2018
				Federal Home Loan Mortgage Corporation Notes	2.375%-3.550%	2006-2009
				Federal National Mortgage Association Bonds	3.100%-6.000%	2007-2018
Merrill Lynch	1.925%	100,000	105,002	Corporate Bonds	0.000%-10.125%	2005-2043

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

OTHER INCOME – Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the fiscal year ended September 30, 2004, the Equity Index Fund, the Mid Cap Index Fund and the Small Cap Index Fund recorded $318,338, $7,795 and $17,418, respectively, in other income for settlement proceeds related to securities no longer included in the portfolios.

EXPENSES – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating Funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2004.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the Plan), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund is 0.25%, 0.25% and 0.40%, respectively. USBAM voluntarily waived fees during the fiscal year ended September 30, 2004 so that the total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

	Share Class
Fund	A	B	C	R*	Y
Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.93	1.68	1.68	1.18	0.68

*  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses of .62%, .75% and .93% for Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund, respectively.

The Funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing Funds and the related money market funds, USBAM will reimburse each investing Fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing Fund. For financial statement purposes, these reimbursements are recorded as investment income.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators") serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other

FIRST AMERICAN FUNDS Annual Report 2004

entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each Fund based upon the Fund's pro rata share of aggregate average daily net assets of the funds that comprise FAIF. For the fiscal year ended September 30, 2004, administration fees paid to USBAM and USBFS by the Funds included in this annual report were as follows (000):

Fund	Amount
Equity Index Fund	$6,150
Mid Cap Index Fund	843
Small Cap Index Fund	412

CUSTODIAN FEES – U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each Fund's average daily net assets of the Class A shares, Class B shares, Class C shares and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the Class R shares. Each Fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each Fund's average daily net assets of the Class R shares.

USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the fiscal year ended September 30, 2004 (000):

Fund	Amount
Equity Index Fund	$794
Mid Cap Index Fund	50
Small Cap Index Fund	33

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal year ended September 30, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds were partners.

SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the fiscal year ended September 30, 2004, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows (000):

Fund	Amount
Equity Index Fund	$531
Mid Cap Index Fund	68
Small Cap Index Fund	47

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

4 >  Investment In Common Stock Of Affiliate

As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the fiscal year ended September 30, 2004, Equity Index Fund recorded no realized gains or losses from sales of U.S. Bancorp common stock and $403,861 of dividend income from U.S. Bancorp common stock. At September 30, 2004, Equity Index Fund had an unrealized gain of $2,886,366 with respect to its investment in U.S. Bancorp common stock.

5 >  Capital Share Transactions

FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

	Equity Index Fund		Mid Cap Index Fund		Small Cap Index Fund
	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03
Class A:
Shares issued	4,820	1,495	763	217	474	147
Shares issued in lieu of cash distributions	108	97	13	13	3	1
Shares redeemed	(2,189)	(2,208)	(277)	(137)	(126)	(68)
Total Class A transactions	2,739	(616)	499	93	351	80
Class B:
Shares issued	225	321	55	79	34	52
Shares issued in lieu of cash distributions	16	19	4	4	1	-
Shares redeemed	(737)	(881)	(26)	(22)	(9)	(14)
Total Class B transactions	(496)	(541)	33	61	26	38
Class C:
Shares issued	214	806	118	91	70	74
Shares issued in lieu of cash distributions	7	8	3	3	1	-
Shares redeemed	(457)	(550)	(65)	(17)	(36)	(15)
Total Class C transactions	(236)	264	56	77	35	59
Class R:
Shares issued	564	1,647	91	196	131	192
Shares issued in lieu of cash distributions	19	32	7	10	2	3
Shares redeemed	(3,398)	(1,656)	(497)	(206)	(414)	(1,508)
Total Class R transactions	(2,815)	23	(399)	-	(281)	(1,313)
Class Y:
Shares issued	25,834	50,895	9,346	12,500	6,867	5,268
Shares issued in lieu of cash distributions	928	904	357	560	80	39
Shares redeemed	(26,886)	(31,254)	(6,301)	(13,331)	(5,648)	(6,019)
Total Class Y transactions	(124)	20,545	3,402	(271)	1,299	(712)
Net increase (decrease) in capital shares	(932)	19,675	3,591	(40)	1,430	(1,848)

6 >  Investment Security Transactions

During the fiscal year ended September 30, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Equity Index Fund	$56,032	$17,542
Mid Cap Index Fund	81,441	41,016
Small Cap Index Fund	61,935	37,231

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at September 30, 2004, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Equity Index Fund	$778,595	$(293,049)	$485,546	$2,709,403
Mid Cap Index Fund	70,218	(44,715)	25,503	462,140
Small Cap Index Fund	34,195	(14,574)	19,621	189,953

FIRST AMERICAN FUNDS Annual Report 2004

7 >  Indemnifications

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS  September 30, 2004 (unaudited)

TAX INFORMATION

The information set forth below is for each Fund's fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, that may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed for income tax purposes will be sent in early 2005 on Form 1099. Please consult your tax advisor for proper treatment of this information.

Dear First American Fund Shareholders:

For the fiscal year ended September 30, 2004, each Fund has designated long-term capital gain dividends, dividends qualifying for the corporate dividends received deduction, and qualified dividend income with regard to distributions paid during the year as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis) (a)	Ordinary Income Distributions (Tax Basis) (a)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (b)	Qualified Dividend Income (c)
Equity Index Fund	-%	100%	100%	100%	100%
Mid Cap Index Fund	58	42	100	86	59
Small Cap Index Fund	36	64	100	27	24

(a) Based on a percentage of the Fund's total distributions.

(b) Based on a percentage of ordinary income distributions of the Fund.

(c) For the fiscal year ended September 30, 2004 certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided by the Internal Revenue Code 1(h). The Funds intend to designate up to the maximum amount of $38,154,713, $2,118,458, and $1,064,080 for the Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund, respectively. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV. As of September 30, 2004, for the calendar year to date, qualified dividend income was 100% of each Fund's ordinary income distributions.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

Beginning with the quarter ending December 31, 2004, each Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The Funds' Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the Funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Annual Report 2004

Directors and Officers of the Fund

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III, P.O. Box 1329, Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Mickey P. Foret, P.O. Box 1329, Minneapolis, MN 55440-1329 (1945)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003	Consultant to Northwest Airlines, Inc. since 2002; Executive Vice President and Chief Financial Officer, Northwest Airlines, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	ADC Telecommun- ications, Inc. Champion Airlines, Inc. MAIR Holdings Inc. (a holding company for regional air carriers) URS Corporation (an engineering firm)

Roger A. Gibson, P.O. Box 1329, Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 1997	Retired; Vice President, Cargo-United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region for United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Victoria J. Herget, P.O. Box 1329, Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since November 1993	Owner, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS  September 30, 2004 (unaudited)

Independent Directors - continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Richard K. Riederer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Joseph D. Strauss, P.O. Box 1329, Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since April 1991	Owner, Chairman and Chief Executive Officer, Excensus(TM), LLC, a consulting firm, since 2001; owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; attorney at law.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Virginia L. Stringer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAIF's Board since September 1997; Director of FAIF since August 1987	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2004

Officers

Position(s) Name, Address, and Year of Birth	Term of Office Held with Fund	and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr., U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of FAIF since February 2001	Chief Executive Officer of the Advisor since May 2001; prior thereto, Chief Executive Officer of First American Asset Management since December 2000 and of Firstar Investment & Research Management Company ("FIRMCO") since February 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray from October 1998 through December 2000; prior to October 1998, Senior Airline Equity Analyst and a Director in the Equity Research Department of Credit Suisse First Boston.

Mark S. Jordahl, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960) *	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAIF since September 2001	Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management – Americas, September 2000 to June 2001; Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp., January 1998 to September 2000.

Jeffery M. Wilson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1956) *	Vice President - Administration	Re-elected by the Board annually; Vice President – Administration of FAIF since March 2000	Senior Vice President of U.S. Bancorp Asset Management, Inc. since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Joseph M. Ulrey III, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1958) *	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since December 2003	Chief Financial Officer since September 2004 and Senior Managing Director, Fund Treasury, since December 2003; Senior Managing Director, Risk Management and Quantitative Analysis, since May 2001, U.S. Bancorp Asset Management, Inc. ("USBAM"); from May 2001 through December 2001, Senior Managing Director, Securities Lending and Money Market Funds, USBAM; prior thereto, Senior Managing Director, Securities Lending and Money Market Funds, First American Asset Management.

Douglas A. Paul, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1947)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since June 2004	Chief Compliance Officer of U.S. Bancorp Asset Management, Inc. since June 2004; prior thereto, Partner, Kirkpatrick & Lockhart LLP since March 2000; prior thereto, Director of Compliance, Associate General Counsel, Vice President, American Century Investments.

Kathleen L. Prudhomme, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1953)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since September 1998	Deputy General Counsel, U.S. Bancorp Asset Management, Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1951)	Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF from September 1998 through June 2002. Secretary of FAIF since June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Michael J. Radmer, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1945)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since March 2000; Secretary of FAIF from September 1999 through March 2000	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James R. Arnold, 615 E. Michigan Street, Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; Senior Administration Services Manager, UMB Fund Services, Inc. through March 2002.

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS  September 30, 2004 (unaudited)

Officers - continued

Position(s) Name, Address, and Year of Birth	Term of Office Held with Fund	and Length of Time Served	Principal Occupation(s) During Past 5 Years
Douglas G. Hess, 615 E. Michigan Street, Milwaukee, WI 53202 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since September 2001	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Ulrey, Paul and Ms. Prudhomme are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and co-administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAIF.

FIRST AMERICAN FUNDS Annual Report 2004

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret

Director of First American Investment Funds, Inc.

Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2004. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0387-04     11/2004     AR-INDEX

Item 2—Code of Ethics - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

Response: The registrant has adopted a code of ethics (designated as the “Code of Ethical Conduct”) that applies to its principal executive officer and principal financial officer.  The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert - Did the registrant’s board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is “independent,” (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

Response: The registrant’s Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.  This designation will not increase the designees’ duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

Item 4—Principal Accountant Fees and Services – Only disclosed annually.

(a)   Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Response: Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $391,795 in the fiscal year ended September 30, 2004 and $312,163 in the fiscal year ended September 30, 2003, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form NCSR.

(b)   Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: Ernst & Young LLP (“E&Y”) billed the registrant audit-related fees totaling $36,134 in the fiscal year ended September 30, 2004 and $0 in the fiscal year ended September 30, 2003, for professional services associated with               .

(c)   Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: E&Y billed the registrant fees of $115,034 in the fiscal year ended September 30, 2004 and $129,482 in the fiscal year ended September 30, 2003 for tax services, including tax compliance, tax advice and tax planning.  Tax compliance, tax advice and tax planning services primarily relate to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)   All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: There were no fees billed by E&Y for other services to the registrant during the fiscal years ended September 30, 2003 and 2004.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Response: Set forth below are the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence.  This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations.  In this regard, the Audit Committee should:

•              Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•              Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•              Meet quarterly with the partner of the independent audit firm

•              Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Audit Committee of the First American Funds (“Committee”) will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the Fund’s independent audit firm directly for the Funds.  At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the Funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Audit Committee review and pre-approval responsibilities, the review by the Audit Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•              Annual Fund financial statement audits

•              Seed audits (related to new product filings, as required)

•              SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•              Accounting consultations

•              Fund merger support services

•              Other accounting related matters

•              Agreed Upon Procedure Reports

•              Attestation Reports

•              Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Audit Committee Chair or its delegate on a case-by-case basis.  Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Audit Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•              Tax compliance services related to the filing or amendment of the following:

•              Federal, state and local income tax compliance, and

•              Sales and use tax compliance

•              Timely RIC qualification reviews

•              Tax distribution analysis and planning

•              Tax authority examination services

•              Tax appeals support services

•              Accounting methods studies

•              Fund merger support services

•              Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Audit Committee Chair or its delegate on a case-by-case basis.  Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Audit Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services.  Because of the nature of these services, none of these services may be commenced by the independent firm without the prior approval of the Audit Committee.  The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•              Management functions

•              Accounting and bookkeeping services

•              Internal audit services

•              Financial information systems design and implementation

•              Valuation services supporting the financial statements

•              Actuarial services supporting the financial statements

•              Executive recruitment

•              Expert services (e.g., litigation support)

•              Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Audit Committee of the First American Funds is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management that provides ongoing services to the Funds.  The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the Funds.

Although the Audit Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management and affiliated service providers, the Audit Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Response: All of the services described in paragraphs (b) through (d) of Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.

(f)    If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Response: All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)   Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Response: The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $181,918 in the fiscal year ended September 30, 2004 and $261,682 in the fiscal year ended September 30, 2003, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.

(h)   Disclose whether the registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Response: The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

(a)   If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)   If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Response: Not applicable.  Registrant is not a listed issuer.

Item 6—Schedule of Investments (applicable for periods ending on or after July 9, 2004) – File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Response: The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

Response: Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Companies.

(a)   If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1)   State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment advisor of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”).  Also state each Portfolio Manager’s business experience during the past 5 years.

(2)   If a Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item is primarily responsible for the day-to-day management of the portfolio of any other account, provided the following information:

(i)    The Portfolio Manager’s name;

(ii) The number of other accounts managed within each of the following categories and the total assets in the account managed within each category:

(A)   Registered investment companies;

(B)   Other pooled investment vehicles; and

(C)   Other accounts.

(iii) For each of the categories in paragraph (a) (2) (ii) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account; and

(iv) A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the registrant’s investments, on the one hand, and the investments of the other accounts included in response to paragraph (a) (2) (ii) of this Item, on the other.  This description would include, for example, material conflicts between the investment strategy of the registrant and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the registrant and other accounts managed by the Portfolio Manager.

(3)   Described the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item.  For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which the type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on the registrant’s pre- or aftertax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the registrant’s portfolio.  For example, if compensaton is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

(4)   For each Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item, state the dollar range of equity securities in the registrant beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

(b) If the registrant is a closed-end management investment company that is filing a report on this Form N-CSR other than an annual report, disclose any change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a) (1) of this Item in the registrant’s most recent annual report on Form N-CSR.  In addition, for any newly identified Portfolio Manager, provided the information required by paragraph (a) (1) of this Item as the date of filing of the report and the information required by paragraphs (a) (2), (a) (3), and (a) (4) of this Item as of the most recent practicable date.

Response:  Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

(a)   If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Registrant Purchases of Equity Securities

Period (identify beginning and ending dates for each Month)	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1
Month #2
Month #3
Month #4
Month #5
Month #6
Month #7
Total

(b)   The table shall include the following information for each class of securities for each month included in the period covered by the report:

(1)   The total number of shares (or units) purchased (column (a));

(2)   The average price paid per share (or unit) (column (b));

(3)   The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and

(4)   The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

Response: Not applicable

Item 10—Submission of Matters to a Vote of Security Holders – Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Response: There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)   Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 — Exhibits

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

Response: This code of ethics is offered to shareholders upon request without charge.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

Response: Attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  December 9, 2004

By:
/s/ Charles D. Gariboldi

Charles D. Gariboldi
Treasurer

Date:  December 9, 2004